                                SEMI-ANNUAL REPORT


                                  RSI RETIREMENT TRUST

                                            CORE EQUITY FUND
                                           VALUE EQUITY FUND
                                 EMERGING GROWTH EQUITY FUND
                                   INTERNATIONAL EQUITY FUND
[PHOTO]                           ACTIVELY MANAGED BOND FUND
                                 INTERMEDIATE-TERM BOND FUND
                                  SHORT-TERM INVESTMENT FUND


                                      MARCH 31, 2000






                                             [LOGO]

                                         BROKER/DEALER:
                                       RETIREMENT SYSTEM
                                       DISTRIBUTORS INC.

                                      317 MADISON AVENUE
                                   NEW YORK, NY  10017-5201
                                         800-772-3615

                                        WWW.RSGROUP.COM

TABLE OF CONTENTS
------------------------------------------------------

President's Message..............................    1
Investment Review................................    2
Combined Financial Statements....................    9
    Financial Statements of Investment Funds.....   11
    Core Equity Fund.............................   11
    Value Equity Fund............................   15
    Emerging Growth Equity Fund..................   19
    International Equity Fund....................   23
    Actively Managed Bond Fund...................   28
    Intermediate-Term Bond Fund..................   35
    Short-Term Investment Fund...................   42
Notes to Financial Statements....................   47
Officers, Consultants, Investment Managers,
  Custodian, Distributor, Transfer Agent.........   64
Board of Trustees................................   65

[LOGO]
is a registered trademark of Retirement System Group Inc.

This Semi-Annual Report is unaudited.

THE INFORMATION CONTAINED HEREIN SHALL NOT BE CONSTRUED TO BE OR CONSTITUTE AN OFFER OR SOLICITATION OF AN OFFER TO BUY UNITS IN THE RSI RETIREMENT TRUST. SALES OF UNITS IN THE TRUST MAY BE MADE ONLY IN THOSE STATES WHERE SUCH UNITS ARE EXEMPT FROM REGISTRATION OR HAVE BEEN QUALIFIED FOR SALE. TOTAL RETURNS ARE BASED ON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. FUTURE PERFORMANCE AND UNIT NET ASSET VALUE WILL FLUCTUATE SO THAT UNITS, IF REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

PRESIDENT'S MESSAGE
                 To Our Unitholders:

                 During the first half of our fiscal year--October 1, 1999 through March 31, 2000--the performance returns generated by the equity markets were extraordinary, with most of the major market indices reflecting high double-digit returns. However, many investors felt equities were overvalued at the end of the March quarter, and the April "correction," which has continued into May, has brought things back to reality.

                     Two of the RSI Retirement Trust's equity funds--the
                 Emerging Growth Equity Fund and the Value Equity
                 Fund--performed extremely well in the six-month period covered by this report. Each outperformed its respective Lipper benchmark by more than five percentage points, with Emerging Growth returning 70.15% and Value returning 14.66%.

                     While calendar year 1999 was a lackluster year for bonds,
                 there was some recovery during the period covered in this report, with most indices reflecting modestly positive returns.

                     Long-term results, once again, were a source of
                 satisfaction for the Trust. Six of the seven funds outperformed their Lipper benchmarks for the 15-year period ended March 31, 2000. This impressive performance was accomplished while the portfolio managers kept within the style parameters deemed appropriate for their funds. As always, the Trustees are mindful of the fact that they are responsible for investing retirement plan and IRA assets exclusively, assets that should be invested with discipline and without exposure to undue risks.

                     At this point, the underlying strength of the economy
                 continues unabated. While there is an ongoing threat of inflation, the Federal Reserve has been trying to minimize this hazard with interest rate hikes. The course of future stock prices will depend on the success of containing inflation.

                     On behalf of the Board of Trustees, I thank our unitholders for choosing RSI Retirement Trust to help meet your retirement savings objectives. If you have any questions, please call me at 212-503-0101.

                                               Sincerely,
                                               /s/William Dannecker
                                               William Dannecker
                                               President and Trustee
                                               May 15, 2000

INVESTMENT REVIEW
                 EQUITY FUNDS

                 After a lackluster third quarter, 1999, the first quarter of fiscal year 2000 (i.e., fourth quarter 1999) was very strong. All the major market indices reflected double-digit returns, with the exception of the value-related indices, which were quite depressed. It was a period when growth stocks (small-, mid- and large-cap stocks) continued to outperform, with small-cap stocks, as represented by the Russell 2000 Growth Index, the front runner by a substantial degree, up 33.4% for the quarter. Mid- to large-cap growth stocks, as measured by the Russell 1000 Growth Index, were also very strong, with the Index up 25.1%. Value stocks were the laggards, with the Russell 2000 Value Index (representing small-cap value stocks) being most depressed, at 1.5%, and the Russell 1000 Value Index (which includes mid- to large-cap value stocks) somewhat stronger, at 5.4% for the period. Technology and Internet and related stocks were the place to be invested during the fourth quarter. The NASDAQ (OTC) Composite, which is dominated by technology stocks, returned 48.2% for the fourth quarter.

                     Non-U.S. stocks, as measured by the MSCI EAFE Index,
                 reflected a strong relative performance for the fourth quarter, up 17.0%. The Pacific Basin contributed significantly to non-U.S. returns, including Hong Kong, Japan and Singapore, which were each up over 25%. During this period, the emerging markets equities were the only major asset grouping to challenge the performance of U.S. technology stocks. The Morgan Stanley Emerging Markets Free Index rose 25.5%, its strongest quarterly return since the fourth quarter of 1993.

                     For the second three months of fiscal year 2000, the
                 markets started off weak, and this trend continued into February, with two exceptions: technology stocks and small-cap growth and value stocks, which were the most successful for the month. For February, the NASDAQ (OTC) Composite was significantly up, at 19.2%, followed by the Russell small-cap indices, which reflected returns of 23.3% (Russell 2000 Growth Index), 16.5% (Russell 2000 Index, a blend of growth and value stocks) and 6.1% for the Russell 2000 Value Index. In March, there definitely was a flight to quality as large-cap value stocks were clearly in favor, with the Russell 1000 Value Index up 12.2% and the S&P 500 Index, a proxy for the broad equity index, up 9.8%. Small-cap growth stocks (conservative to very aggressive growth companies) were totally out-of-favor in March, with a double digit loss of -10.5% experienced by the Russell 2000 Growth Index. This downward trend has continued subsequent to quarter end March 31, 2000.

                     Non-U.S. stocks, as represented by the MSCI EAFE Index,
                 reflected monthly returns for the quarter of -6.4%, 2.7%, and 3.9%, respectively, and ended the quarter about break-even at -0.1%. For the quarter, Japan continued to reflect solid performance, with the Nikkei 225 Index reaching the 20,000 level for the first time since July, 1997. However, although the European Markets outperformed the U.S. for the quarter in local currency terms, the weak Euro currency vis-a-vis the U.S. dollar detracted from gains. Emerging markets were much less buoyant for the quarter versus the fourth quarter results, with the Morgan Stanley Emerging Markets Free Index up nominally, at 2.4%.

                     Overall, the six months ended March 31, 2000, was a period that reflected unique double digit returns, with the NASDAQ
                 (OTC) Composite Index up over 66%, followed by the Russell 2000 Growth Index at 45.8%, the Russell 1000 Growth

                 Index at 34.1%, the Russell 2000 Index at 26.8%, the S&P 500 Index, up 17.5% and MSCI EAFE, at 16.9%. For the fiscal half-year, both large-cap and small-cap value stocks lagged growth stocks, a situation that also prevailed for the 1999 fiscal half-year.

                     For the past six months, the U.S. experienced very strong
                 economic growth in a climate of reasonably low, but increasing inflation, low unemployment, an evolving inverted interest rate yield curve, respectable corporate profits and ongoing merger activity. Perhaps with the exception of the now inverted yield curve, the other factors have continued to help propel the stock market, albeit with much more pronounced volatility on an intra-day and intra-month basis.

                     Economic growth (Gross Domestic Product, or "GDP") was
                 extraordinarily strong, growing at an annualized rate of 7.3% for the fourth quarter, 1999 (versus 6.0% for the fourth quarter, 1998). The momentum for the first quarter continues, with GDP forecast estimates ranging from 5% to 6%, annualized.

                     Signs of an overheated economy, along with the recent
                 higher inflation numbers and the Federal Reserve policy-makers' committment to increase rates in an attempt to slow down the economy, led to the stock markets starting to unravel in April. Internet and technology stocks were the hardest hit, with the NASDAQ (OTC) Composite down 15.6% for April. A cloud has been hovering over the markets in general, most significantly affecting technology stocks, due in part to the recent anti-trust ruling against Microsoft Corporation. This comes on the back of Microsoft's lackluster results for the quarter. This situation has just added to the dynamics of the volatile nature of the markets, which is adversely affecting investor sentiment, especially for the technology stocks and small-cap aggressive growth companies. A flight to quality appears to be underway and is evidenced by the strong relative performance of value stocks in March, a trend that continued in April.

                     For the six months ended March 31, 2000, the pattern
                 changed, with small-cap growth stocks staging a major come back. In this environment, the Trust's Emerging Growth Equity Fund reflected a return of 70.15% and substantially outperformed the Trust large-cap growth Core Equity Fund and its large-cap Value Equity Fund, which achieved returns of 11.38% and 14.66%, respectively. (For the past six-months ended March 31, 1999, the latter two funds turned in very strong double digit results). The International Equity Fund, thanks to a 20%+ return for the fourth quarter, 1999, finished the recent six-month period up 21.73% (versus 16.95% for the same period last year).

                 CORE EQUITY FUND

                 The Core Equity Fund posted an 11.38% return for the six months ended March 31, 2000, compared to the 21.65% return of the Lipper Large-Cap Core Funds Average, its performance benchmark. For the one-year period ended March 31, 2000, the Core Fund returned 17.47%, while the Lipper benchmark returned 21.70% for the same period. Over the longer term (15 years ended
                 March 31, 2000), however, the Core Fund outperformed its benchmark, achieving a 17.23% annualized return, compared to the 16.05% annualized return of the Lipper Large-Cap Core Funds Average.

                     The Core Equity Fund's 15-year annualized return of 17.23%
                 was achieved while taking less risk (as measured by standard deviation) than the overall market, as represented by the S&P
                 500. The standard deviation of return for the Fund was 14.61 versus 15.06 for the index over the 15-year period.

                 VALUE EQUITY FUND

                 The Value Equity Fund achieved a 14.66% return for the fiscal year-to-date, ended March 31, 2000, easily outperforming the 8.76% return of its performance benchmark, the Lipper Multi-Cap Value Funds Average. For the one-year period ended March 31, 2000, the Value Equity returned 16.39%, exceeding the Lipper benchmark's return of 7.97% by a substantial margin. With this performance, the Value Fund ranked in the top 17% of its Lipper grouping (81st out of 480 funds) for the 12-month period.

                     For the five years ended March 31, 2000, the Value Fund
                 recorded an annualized return of 23.72%, compared to the 16.32% annualized return of its benchmark. This performance placed it in the top 3% (6th out of 204 funds) of its Lipper grouping. (It should be noted that Retirement System Investors commenced managing the Fund on April 1, 1995, or five years ended
                 March 31, 2000.) For the longer time periods, the Fund also outperformed its Lipper benchmark. For the 15 years ended
                 March 31, 2000, Value exceeded its Lipper benchmark by 115 basis points with an annualized return of 14.49% versus 13.34% for the benchmark.

                 EMERGING GROWTH EQUITY FUND

                 The Emerging Growth Equity Fund returned 70.15% for the six months ended March 31, 2000, comparing favorably to its benchmark, the Lipper Small-Cap Growth Funds Average, which returned 64.98%. For the one-year period ended March 31, 2000, the Fund achieved a 108.49% return, outperforming the 93.41% return of its Lipper benchmark by an impressive margin. The Fund reflected an annualized return of 28.12% for the five-year period ended March 31, 2000, compared to the 25.03% return of its benchmark. For the 15 years ended March 31, 2000, the Emerging Growth Equity Fund achieved an annual return of 18.20%, surpassing the benchmark's annual return of 16.39% for the same period. For this 15-year period, the Fund ranked in the top third of its Lipper benchmark grouping (3rd out of 9 funds).

                 INTERNATIONAL EQUITY FUND

                 The International Equity Fund's return for the six-month period ended March 31, 2000 was 21.73%, while the Lipper International Equity Funds Average, the Fund's performance benchmark, returned 26.65%. For the one-year period ended March 31, 2000, the Fund returned 27.98%, compared to its Lipper benchmark's return of 39.77%. For the longer time periods (5 years, 10 years and 15 years ended March 31, 2000), the Fund also underperformed versus its Lipper benchmark.

                     Although the International Equity Fund's 15-year annualized return of 13.51% trailed the Lipper International Funds Average for this period, the return was achieved with appreciably less risk (as measured by standard deviation) than the market, as measured by the MSCI EAFE Index. The standard deviation of return for the Fund was 15.89 versus 18.91 for the index over this time period.

                 FIXED-INCOME FUNDS

                 In the fourth quarter of 1999, we saw inflation, as measured by the Consumer Price Index (CPI, i.e., Urban Consumers seasonally adjusted data, as reported by the U.S. Department of Labor) was a non-factor, up only 0.2% for the quarter (the same scenario that existed for the fourth quarter of 1998). However, for the first quarter of 2000, inflation reared its ugly side, up 1.7%. Major increases in energy prices have been a driving factor for the spike up in inflation (in relative terms). Interest rates did rise during the fourth quarter, but in the first quarter, the yield curve inverted as a result of the Fed's announcement of the debt buyback program. The short end of the yield curve responded when the Fed met on November 16, 1999, and raised both the Fed Funds rate and the discount rate by 25 basis points, to 5.50% and 5.00%, respectively. At both meetings in the first quarter of 2000, the Fed again repeated the quarter percentage point respective rate hikes, bringing the Fed Funds rate to 6.0% and the discount rate to 5.5%.

                     During the six-months ended March 31, 2000, the six-month
                 Treasury Bill rose to 6.15% from 4.95% at September 30, 1999, an increase of 120 basis points. The one-year Treasury rose one full percentage point to 6.2% over this period, while the 30-year Treasury declined to 5.8% at the recent quarter-end, down from 6.1% at September 30, 1999. The 10-year Treasury ended the six-month fiscal half year period at 6.0%, up marginally from the 5.9% at the start of fiscal year 2000. This security is now considered by many to be the benchmark Treasury as the supply of 30-year bonds diminishes. The 90-Day Treasury Bill was ahead of the 30-year Treasury Bond at March 31, 2000 by 0.1% -- 5.9% versus 5.8%, respectively. Interest rate spreads at the intermediate to long end of the yield curve for the past six months initially contracted, but for the quarter ending March 31, 2000, the situation changed. Mortgage spreads to Treasuries widened to 193 basis points from 132 basis points at December 31, 1999 and 140 basis points at September 31, 1999. Corporate spreads (the spread between the 10-year AA/A Corporate Bond and the 10-year Treasury) widened to 119 basis points from 86 basis points at calendar year end and 97 basis points at the start of fiscal year 2000.

                     For the fourth quarter of 1999, fixed-income total returns
                 (interest plus price changes), as measured by the Lehman Brothers Aggregate Bond Index, reflected a near break-even return, at -0.12%. For the first quarter of 2000, with contracting interest rate, the Index rebounded nicely with a 2.21% return and finished the fiscal half-year at 2.08%. For the short- to intermediate-term securities (represented by the Lehman Brothers Government-Intermediate Bond Index), the total fourth quarter return was flat at -0.04%, but rebounded nicely to 1.63% for the first quarter and 1.59% for the recent six-month period. Cash equivalent-type investments (the 90-Day Treasury Bills), with the benefit of higher interest rates, finished the first quarter at 1.36%, up from the 1.24% return realized for the fourth quarter, and 2.61% for the six-months ended March 31, 2000.

                 ACTIVELY MANAGED BOND FUND

                 The Actively Managed Bond Fund returned 1.69% for the six months ended March 31, 2000, while its benchmark, the Lipper U.S. Government Bond Funds Average, returned 1.80% for the same period. For the one-year period ended March 31, 2000, the Fund returned -0.50%, while its benchmark returned 0.75%.

                 With an annualized return of 6.67% for the five years ended March 31, 2000, the Fund outpaced the benchmark, which returned 6.11%. This performance put the Fund in the top 17% of its Lipper grouping (21st out of 126 funds). The Fund's annualized return was 8.59% for the 15 years ended March 31, 2000, while the Lipper benchmark returned 7.66% per year. For the 15-year period, the Fund was the top performer (1st out of 16 funds) in its Lipper grouping.

                     The Fund continues to emphasize quality of holdings, with
                 more than 94% in U.S. Government and other AAA-rated securities. At March 31, 2000, the average maturity and average duration of portfolio holdings was 8.1 years and 5.6 years, respectively, compared to 8.8 years and 6.1 years, respectively, at the start of fiscal year 2000.

                 INTERMEDIATE-TERM BOND FUND

                 For the six-month period ended March 31, 2000, the Intermediate-Term Bond Fund returned 1.36%, compared to the 1.25% return of its benchmark, the Lipper Short-Intermediate (one to five years maturity) U.S. Government Funds Average. For the five-year period ended March 31, 2000, the Fund returned 5.82% per year, while the benchmark achieved a 5.47% annualized return. For the 15 years ended March 31, 2000, the Fund, with an annualized return of 7.98%, outperformed its benchmark's return of 7.68% per year. For this period, the Fund was the top-performing fund in its grouping (1st out of 4 funds).

                     The Intermediate-Term Bond Fund continues to emphasize
                 quality of holdings, with over 94% in U.S. Government and other AAA-rated securities. At March 31, 2000, the average maturity and average duration of all portfolio holdings was 3.6 years and 2.7 years, respectively, versus 4.1 years and 3.1 years, respectively, at the start of fiscal year 2000.

                 SHORT-TERM INVESTMENT FUND

                 For the six months ended March 31, 2000, the Short-Term Investment Fund posted a return of 2.15%, versus the 2.51% return of the Lipper Money Market Funds Average (a representative benchmark). The Fund achieved a 4.80% annual return for the five-year period ended March 31, 2000, comparable to the 4.93% return of its Lipper benchmark. For the 15 years ended March 31, 2000, the Fund produced an annual return of 5.57%, while the Lipper benchmark's annualized return was 5.55%.

                     The Short-Term Investment Fund continues to emphasize
                 quality of holdings, with 78.8% in U.S. Government securities, 9.9% in A1/P1 or higher rated commercial paper, 3.8% in AA-rated securities and 7.5% in A-rated issues. The average maturity of portfolio holdings declined about 10% to 265 days at March 31, 2000 , from 280 days at September 30, 1999.

                                          EQUITY FUNDS
                                   NET INVESTMENT PERFORMANCE1
                                FOR PERIODS ENDED MARCH 31, 2000
                 ---------------------------------------------------------------

                                                                                  Annualized
                                                                    ---------------------------------------
                                               6 Months   1 Year    3 Years   5 Years   10 Years   15 Years
                                               --------   -------   -------   -------   --------   --------
                        CORE EQUITY FUND        11.38%     17.47%   25.03%    25.34%     17.07%     17.23%
                        Lipper Large-Cap Core
                         Funds Average          21.65      21.70    26.08     24.42      17.13      16.05
                        VALUE EQUITY FUND       14.66      16.39    22.64     23.72      15.66      14.49
                        Lipper Multi-Cap
                         Value Funds Average2    8.76       7.97    12.96     16.32      13.40      13.34
                        EMERGING GROWTH
                         EQUITY FUND            70.15     108.49    30.98     28.12      22.01      18.20
                        Lipper Small-Cap
                         Growth Funds
                         Average2               64.98      93.41    37.34     25.03      20.03      16.39
                        INTERNATIONAL EQUITY
                         FUND3                  21.73      27.98    13.81     13.62       9.43      13.51
                        Lipper International
                         Equity Funds
                         Average3               26.65      39.77    18.02     15.42      10.68      15.25

                 1.  All performance results shown are net of management fees and all related expenses, unless otherwise footnoted.
                 2.  Lipper Inc. (a Reuters company) is an independent reporting service that measures the performance of most U.S. mutual
                     funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
                 3. The International Equity Fund was started on May 1, 1984. The inception date for all other funds was January 1, 1983.
                 ---------------------------------------------------------------

                                       FIXED-INCOME FUNDS*
                                  NET INVESTMENT PERFORMANCE(1)
                                FOR PERIODS ENDED MARCH 31, 2000
                 ---------------------------------------------------------------

                                                                                  Annualized
                                                                    ---------------------------------------
                                               6 Months   1 Year    3 Years   5 Years   10 Years   15 Years
                                               --------   -------   -------   -------   --------   --------
                        ACTIVELY MANAGED BOND
                         FUND                   1.69%      (0.50)%   6.38%     6.67%     7.80%      8.59%
                        Lipper U.S.
                         Government Bond
                         Funds Average(2)       1.80        0.75     5.77      6.11      7.02       7.66
                        INTERMEDIATE-TERM
                         BOND FUND              1.36        1.60     5.27      5.82      6.81       7.98
                        Lipper Short-
                         Intermediate
                         (1 to 5 year
                         maturity) U.S.
                         Government Funds
                         Average(2)             1.25        1.64     4.93      5.47      6.57       7.68
                        SHORT-TERM INVESTMENT
                         FUND                   2.15        4.21     4.73      4.80      4.61       5.57
                        Lipper Money Market
                         Funds Average(2)       2.51        4.72     4.82      4.93      4.73       5.55

                 * The inception date for all fixed-income funds was January 1, 1983.

                 1.  All performance results shown are net of management fees and all related expenses, unless otherwise footnoted.
                 2.  Lipper Inc. (a Reuters company) is an independent reporting service that measures the performance of most U.S. mutual
                     funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
                 ---------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS
             RSI RETIREMENT TRUST
                 Combined Statement of Assets and Liabilities     March 31, 2000
                 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $517,445,144)--Note 2(A)                                 $695,792,141
                          Cash                                                        6,507,231
                          Receivable for investments sold                             1,895,775
                          Receivable for units sold                                   3,435,256
                          Dividends and interest receivable                           2,163,553
                          Collateral for securities loaned, at fair
                          value--Note 4                                                 552,500
                          Other assets                                                  142,772
                                                                                   ------------
                                                                                    710,489,228
                        LIABILITIES:
                          Payable for investments purchased            $1,620,577
                          Payable upon return of securities
                          loaned--Note 4                                  552,500
                          Options written, at value (premiums
                          received $79,022)                               167,750
                          Payable for units redeemed                      503,795
                          Payable for investment managers                 325,540
                          Net loss on forward foreign currency
                          contracts                                       134,010
                          Accrued expenses                                664,163     3,968,335
                                                                       ----------  ------------
                        NET ASSETS--Note 5                                         $706,520,893
                                                                                   ============

                 Combined Statement of Operations Six Months Ended March 31, 2000 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Dividends                                  $1,892,834
                            Interest                                   10,472,517
                                                                       ----------
                               Total Income                                        $12,365,351
                          Expenses:
                            Investment manager's fees--Note 3(A)        1,800,507
                            Shareholder servicing fees and
                            expenses--Note 3(B)                         1,560,951
                            Custodian fees and expenses                   134,550
                            Legal and auditing fees                       100,040
                            Consultant fees                                34,727
                            Trustees' fees and expenses--Note 3(C)        133,904
                            Printing and Postage                           64,442
                            Insurance                                      34,471
                            Other                                         121,949
                                                                       ----------
                               Total Expenses                           3,985,541
                               Less fees paid indirectly--Note 4          (21,175)
                               Less expense reimbursement--Note 3(A)      (72,927)
                               Net Expenses                                          3,891,439
                                                                                   -----------
                        INVESTMENT INCOME--NET                                       8,473,912
                        REALIZED AND UNREALIZED GAIN (LOSS) ON
                          INVESTMENTS--Note 4:
                          Realized gain (loss) on:
                            Investments                                62,856,077
                            Options written                                 5,163
                            Foreign currency transactions                 (81,164)
                                                                       ----------
                                                                       62,780,076
                                                                       ----------
                          Unrealized appreciation (depreciation) on
                          investments:
                            Investments                                27,884,268
                            Options written                               (88,728)
                            Foreign currency translations of other
                            assets and liabilities                         (3,033)
                                                                       ----------
                                                                       27,792,507
                                                                       ----------
                        NET REALIZED AND UNREALIZED GAIN ON
                          INVESTMENTS                                               90,572,583
                                                                                   -----------
                        NET INCREASE IN NET ASSETS RESULTING FROM
                          OPERATIONS                                               $99,046,495
                                                                                   ===========

                   See Notes to Financial Statements

                 Combined Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                               SIX MONTHS      YEAR ENDED
                                                                              ENDED 3/31/00      9/30/99
                                                                               (UNAUDITED)      (AUDITED)
                                                                              -------------   -------------
                        OPERATIONS:
                          Investment income--net                              $   8,473,912   $  15,982,409
                          Net realized gain                                      62,780,076      53,911,923
                          Net unrealized appreciation                            27,792,507      36,209,054
                                                                              -------------   -------------
                          Net increase in net assets resulting from
                          operations                                             99,046,495     106,103,386
                                                                              -------------   -------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                   148,117,496     190,767,775
                          Value of units redeemed                              (199,341,250)   (222,297,742)
                                                                              -------------   -------------
                          Net (decrease) in net assets resulting from
                          capital transactions                                  (51,223,754)    (31,529,967)
                                                                              -------------   -------------
                          Net increase                                           47,822,741      74,573,419
                        NET ASSETS at beginning of year                         658,698,152     584,124,733
                                                                              -------------   -------------
                        NET ASSETS at end of year                             $ 706,520,893   $ 658,698,152
                                                                              =============   =============

                   See Notes to Financial Statements

FINANCIAL STATEMENTS OF INVESTMENT FUNDS
             CORE EQUITY FUND
                 Statement of Investments
                 March 31, 2000 (Unaudited)
                 ---------------------------------------------------------------

  SHARES                                          VALUE
  ------                                          -----
 COMMON STOCKS        95.2%
             BANKING                     8.4%
   48,683    Bank of America Corp.             $  2,552,815
   65,576    Chase Manhattan Corp.                5,717,408
  136,283    Citigroup, Inc.                      8,083,285
    5,500    Washington Mutual, Inc.                145,750
                                               ------------
                                                 16,499,258
                                               ------------
             BEVERAGES & TOBACCO         0.2%
    5,500    Anheuser-Busch
               Cos., Inc.                           342,375
                                               ------------
             BROADCASTING &
               PUBLISHING                0.1%
    2,000    Time Warner, Inc.                      200,000
                                               ------------
             BUILDING PRODUCTS           2.0%
   91,500    Armstrong World
               Industries, Inc.                   1,635,563
   39,000    Southdown, Inc.                      2,301,000
                                               ------------
                                                  3,936,563
                                               ------------
             CHEMICALS                   1.4%
   53,300    E.I. Du Pont De
               Nemours & Co.                      2,818,238
                                               ------------
             COMPUTER SOFTWARE &
               PERIPHERALS               2.4%
   44,000    BMC Software, Inc.*                  2,169,750
   41,875    Computer Associates
               International, Inc.                2,478,477
                                               ------------
                                                  4,648,227
                                               ------------
             COMPUTER SYSTEMS           17.7%
  178,200    EMC Corp.*                          22,274,999
   32,200    Hewlett-Packard Corp.                4,268,513
   67,000    International Business
               Machines Corp.                     7,906,000
                                               ------------
                                                 34,449,512
                                               ------------
             DIVERSIFIED                 3.6%
  135,189    Honeywell
               International, Inc.                7,122,770
                                               ------------
             DRUG, HEALTH CARE &
               PHARMACEUTICALS          10.3%
    2,500    Elan Corp. Plc*                        118,750
   93,900    Johnson & Johnson                    6,578,869
   88,571    Merck & Co., Inc.                    5,502,473
  212,400    Pfizer, Inc.                         7,765,874
                                               ------------
                                                 19,965,966
                                               ------------
             ELECTRONICS & ELECTRICAL   21.1%
  219,600    Cisco Systems, Inc.*                16,977,825
  125,800    Emerson Electric & Co.               6,651,675

  SHARES                                          VALUE
  ------                                          -----
  131,800    Intel Corp.                       $ 17,372,887
      700    Texas Instruments, Inc.                112,000
                                               ------------
                                                 41,114,387
                                               ------------
             ENERGY                      8.7%
   83,458    BP Amoco Plc--Spons ADR              4,428,490
  114,081    Royal Dutch Petroleum Co.            6,566,787
  113,800    Texaco, Inc.                         6,102,525
                                               ------------
                                                 17,097,802
                                               ------------
             FINANCIAL SERVICES          1.8%
   62,210    Fannie Mae                           3,510,977
                                               ------------
             INSURANCE                   4.3%
   77,151    American International
               Group, Inc.                        8,448,035
                                               ------------
             MACHINERY & ENGINEERING     2.0%
   89,926    Ingersoll-Rand Co.                   3,979,226
                                               ------------
             METALS & MINING             0.2%
    5,612    Alcoa, Inc.                            394,243
                                               ------------
             OFFICE & BUSINESS
               EQUIPMENT                 0.8%
   61,127    Xerox Corp.                          1,589,302
                                               ------------
             OIL & GAS EXPLORATION,
               PRODUCTION & SERVICES     1.7%
   82,905    Halliburton Co.                      3,399,105
                                               ------------
             RETAIL                      0.2%
    5,200    Tiffany & Co.                          434,850
      500    Wal-Mart Stores, Inc.                   27,750
                                               ------------
                                                    462,600
                                               ------------
             TELECOMMUNICATIONS          5.5%
  175,364    Lucent
               Technologies, Inc.                10,653,363
    2,000    MCI WorldCom, Inc.*                     90,750
                                               ------------
                                                 10,744,113
                                               ------------
             TELECOMMUNICATIONS
               EQUIPMENT                 2.8%
      700    Corning, Inc.                          135,800
   84,600    Tellabs, Inc.*                       5,324,513
                                               ------------
                                                  5,460,313
                                               ------------
             TRANSPORTATION &
               SHIPPING                  0.0%
      500    United Parcel Service,
               Inc.                                  31,500
                                               ------------
Total Common Stocks (Cost $46,236,765)         $186,214,512
                                               ------------

See Notes to Financial Statements      11

Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                            VALUE
------                                            -----
SHORT TERM INVESTMENTS
             REPURCHASE AGREEMENT        4.5%
$8,757,911   Bear Stearns &
               Co., Inc., Dated
               3/31/00, 5.99%, Due
               4/3/00, Collateralized
               by $35,555,000 United
               States Treasury Bond
               Due 08/15/23 (Value
               $8,933,194)                     $  8,757,911
                                               ------------
Total Short Term
Investments--Repurchase
 Agreements (Cost $8,757,911)
                                               $  8,757,911
                                               ------------
Total Investments (Cost $54,994,676)    99.7%  $194,972,423
                                               ------------

                                                      EXPIRATION
# OF                                                    DATE /
CONTRACTS                                            STRIKE PRICE                    VALUE
---------                                            ------------                    -----
WRITTEN COVERED CALL
 OPTIONS                                                                  0.1%
         50             EMC Corp.                  April 2000 / 95                $   (157,500)
         20             EMC Corp.                  April 2000 / 130                    (10,250)
                                                                                  ------------
Total Written Covered Call Options
(Premiums Received $79,022)                                                       $   (167,750)
                                                                                  ------------
Other assets in excess of liabilities                                     0.4%         790,003
                                                                        -----     ------------
Total Net Assets                                                        100.0%    $195,594,676
                                                                        =====     ============

*Denotes non-income producing security.

See Notes to Financial Statements      12

                 Statement of Assets and Liabilities  March 31, 2000 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $54,994,676)--Note 2(A)                                $194,972,423
                          Receivable for investments sold                             213,593
                          Receivable for units sold                                   728,509
                          Dividends and interest receivable                            98,166
                          Other assets                                                 15,166
                                                                                 ------------
                                                                                  196,027,857
                        LIABILITIES:
                          Options written, at value (premiums
                          received $79,022)                            $167,750
                          Payable for units redeemed                     80,291
                          Payable for investment managers                84,821
                          Accrued expenses                              100,319       433,181
                                                                                 ------------
                        NET ASSETS at value, applicable to 1,651,983
                          outstanding units of beneficial
                          interest--Note 5                                       $195,594,676
                                                                                 ============
                        NET ASSET VALUE offering and redemption price
                          per unit
                          ($195,594,676 divided by 1,651,983 units)              $     118.40
                                                                                 ============

                 Statement of Operations         Six Months Ended March 31, 2000
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Dividends                                  $  883,306
                            Interest                                      146,743
                                                                       ----------
                               Total Income                                        $ 1,030,049
                          Expenses:
                            Investment manager's fees--Note 3(A)          476,951
                            Shareholder servicing fees and
                            expenses--Note 3(B)                           346,255
                            Custodian fees and expenses                    15,189
                            Legal and auditing fees                        14,865
                            Consultant fees                                 4,961
                            Trustees' fees and expenses--Note 3(C)         16,738
                            Printing and Postage                            9,206
                            Insurance                                      11,573
                            Other                                          13,039
                               Net Expenses                                            908,777
                                                                                   -----------
                        INVESTMENT INCOME--NET                                         121,272
                        REALIZED AND UNREALIZED GAIN ON
                          INVESTMENTS--Note 4:
                          Net realized gain on:
                            Investments                                 4,920,390
                                                                       ----------
                                                                        4,920,390
                                                                       ----------
                          Unrealized appreciation (depreciation) on:
                            Investments                                15,028,057
                            Options written                               (88,728)
                                                                       ----------
                                                                       14,939,329
                                                                       ----------
                        NET REALIZED AND UNREALIZED GAIN                            19,859,719
                                                                                   -----------
                        NET INCREASE IN NET ASSETS RESULTING FROM
                          OPERATIONS                                               $19,980,991
                                                                                   ===========

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                SIX MONTHS
                                                                                  ENDED        YEAR ENDED
                                                                                 3/31/00        9/30/99
                                                                               (UNAUDITED)     (AUDITED)
                                                                               ------------   ------------
                        OPERATIONS:
                          Investment income--net                               $    121,272   $    751,531
                          Net realized gain                                       4,920,390     28,244,344
                          Net unrealized appreciation                            14,939,329     20,327,846
                                                                               ------------   ------------
                          Net increase in net assets resulting from
                          operations                                             19,980,991     49,323,721
                                                                               ------------   ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                    33,455,771     32,286,369
                          Value of units redeemed                               (32,215,157)   (83,603,978)
                                                                               ------------   ------------
                          Net increase (decrease) in net assets resulting
                          from capital transactions                               1,240,614    (51,317,609)
                                                                               ------------   ------------
                          Net increase (decrease)                                21,221,605     (1,993,888)
                        NET ASSETS at beginning of year                         174,373,071    176,366,959
                                                                               ------------   ------------
                        NET ASSETS at end of year                              $195,594,676   $174,373,071
                                                                               ============   ============

                   See Notes to Financial Statements

VALUE EQUITY FUND
Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                          VALUE
  ------                                          -----
 COMMON & PREFERRED STOCKS     92.4%
             AEROSPACE & DEFENSE         1.0%
    17,700   General Dynamics Corp.            $   880,575
     6,900   Lockheed Martin Corp.                 141,019
                                               -----------
                                                 1,021,594
                                               -----------
             AUTOMOTIVE                  1.5%
    16,099   DaimlerChrysler AG                  1,053,478
    10,400   Ford Motor Co.                        477,750
                                               -----------
                                                 1,531,228
                                               -----------
             BANKING                     8.1%
    12,188   Bank of America Corp.                 639,108
    24,100   Chase Manhattan Corp.               2,101,219
    49,392   Citigroup, Inc.                     2,929,562
    26,000   Washington Mutual, Inc.               689,000
    40,800   Wells Fargo Co.                     1,670,250
                                               -----------
                                                 8,029,139
                                               -----------
             BEVERAGES & TOBACCO         1.2%
     4,800   Anheuser-Busch
               Cos., Inc.                          298,800
    42,700   Philip Morris Cos., Inc.              902,038
                                               -----------
                                                 1,200,838
                                               -----------
             BUILDING PRODUCTS           4.2%
    45,200   Martin Marietta
               Materials, Inc.                   2,147,000
    33,996   Southdown, Inc.                     2,005,764
                                               -----------
                                                 4,152,764
                                               -----------
             CHEMICALS                   0.3%
     6,700   Praxair, Inc.                         278,888
                                               -----------
             COMPUTER SOFTWARE &
               PERIPHERALS               2.2%
    13,900   BMC Software, Inc.*                   685,444
    25,800   Computer Associates
               International, Inc.               1,527,037
                                               -----------
                                                 2,212,481
                                               -----------
             COMPUTER SYSTEMS            1.5%
     5,600   Apple Computer, Inc.*                 760,200
     6,100   International Business
               Machines Corp.                      719,800
                                               -----------
                                                 1,480,000
                                               -----------
             CONSUMER GOODS & SERVICES   1.6%
    28,500   Kimberly Clark Corp.                1,596,000
                                               -----------
             DIVERSIFIED                 4.4%
    31,261   Honeywell
               International, Inc.               1,647,064
    46,500   Tyco International Ltd.             2,319,188
     6,300   United Technologies Corp.             398,081
                                               -----------
                                                 4,364,333
                                               -----------
  SHARES                                          VALUE
  ------                                          -----
             DRUG, HEALTH CARE &
               PHARMACEUTICALS           9.2%
    19,400   Alza Corp.*                       $   728,713
    24,400   American Home Products
               Corp.                             1,308,450
    19,000   Beverly
               Enterprises, Inc.*                   70,063
    14,100   Bristol Myers Squibb Co.              814,275
    48,800   Elan Corp. Plc*                     2,317,999
    10,100   Eli Lilly & Co.                       636,300
    10,100   Johnson & Johnson                     707,631
     8,000   Merck & Co., Inc.                     497,000
    62,100   Tenet Healthcare Corp.*             1,428,300
    17,100   Watson
               Pharmaceutical, Inc.*               678,656
                                               -----------
                                                 9,187,387
                                               -----------
             ELECTRONICS & ELECTRICAL    5.5%
    55,600   Dallas Semiconductor
               Corp.                             1,952,950
    23,400   Emerson Electric & Co.              1,237,275
     9,600   Micron Technology, Inc.*            1,209,600
    45,600   Rayovac Corp.*                      1,060,200
                                               -----------
                                                 5,460,025
                                               -----------
             ENERGY                      5.0%
    13,250   BP Amoco Plc--Spons ADR               703,078
    14,500   Conoco, Inc.                          357,063
    22,746   Conoco, Inc.--Class B                 582,866
    19,164   Exxon Mobil Corp.                   1,491,199
    13,519   Royal Dutch Petroleum Co.             778,187
    19,900   Texaco, Inc.                        1,067,138
                                               -----------
                                                 4,979,531
                                               -----------
             FINANCIAL SERVICES          3.4%
    17,000   Associates First Capital
               Corp.                               364,438
    12,890   Fannie Mae                            727,479
    15,000   FleetBoston Financial
               Corp.                               547,500
     3,900   Merrill Lynch &
               Co., Inc.                           409,500
    16,400   Morgan Stanley Dean
               Witter & Co.                      1,337,625
                                               -----------
                                                 3,386,542
                                               -----------
             FOOD PRODUCTS & SERVICES    1.4%
     8,000   McDonald's Corp.                      300,500
    24,500   Safeway, Inc.*                      1,108,625
                                               -----------
                                                 1,409,125
                                               -----------
             INSURANCE                   4.5%
    14,600   AFLAC, Inc.                           665,213
    14,000   Allstate Corp.                        333,375
    14,700   American General Corp.                825,038
     9,000   American International
               Group, Inc.                         985,500
    30,700   Hartford Financial
               Services Group, Inc.              1,619,424
                                               -----------
                                                 4,428,550
                                               -----------

See Notes to Financial Statements      15

Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                          VALUE
  ------                                          -----
             MACHINERY & ENGINEERING    % 0.1
     7,500   Milacron, Inc.                    $   108,281
     2,000   Thermo Electron Corp.*                 40,750
                                               -----------
                                                   149,031
                                               -----------
             MERCHANDISING               1.3%
    44,550   Hasbro, Inc.                          735,075
    52,460   Mattel, Inc.                          547,551
                                               -----------
                                                 1,282,626
                                               -----------
             METALS & MINING             3.6%
    41,488   Alcoa, Inc.                         2,914,532
    13,000   Nucor Corp.                           650,000
                                               -----------
                                                 3,564,532
                                               -----------
             OIL & GAS EXPLORATION,
               PRODUCTION & SERVICES     5.7%
     1,800   Atlantic Richfield Co.                153,000
    17,700   Burlington
               Resources, Inc.                     654,900
    31,000   EOG Resources, Inc.                   656,813
    46,095   Halliburton Co.                     1,889,894
     9,000   Noble Drilling Corp.*                 372,938
    17,900   Transocean Sedco
               Forex, Inc.                         918,494
    69,400   Union Pacific Resources
               Group, Inc.                       1,006,300
                                               -----------
                                                 5,652,339
                                               -----------
             PAPER PRODUCTS              2.8%
    11,700   International Paper Co.               500,175
    42,700   Mead Corp.                          1,491,831
    46,800   Smurfit-Stone Container
               Corp.*                              792,675
                                               -----------
                                                 2,784,681
                                               -----------
             PRINTING & PUBLISHING       0.5%
    11,300   McGraw-Hill Cos., Inc.                514,150
                                               -----------
             REAL ESTATE INVESTMENT
               TRUST                     2.1%
    18,300   Boston Properties, Inc.               582,169
   178,500   HRPT Properties Trust               1,550,719
                                               -----------
                                                 2,132,888
                                               -----------
             RETAIL                      2.7%
    26,900   CVS Corp.                           1,010,431
    14,100   Federated Department
               Stores*                             588,675
    14,500   Kmart Corp.*                          140,469

  SHARES                                          VALUE
  ------                                          -----
    20,900   Kmart Financing
               Corp.--Convertible
               Preferred                       $   900,006
                                               -----------
                                                 2,639,581
                                               -----------
             TELECOMMUNICATIONS         11.4%
     8,250   AT&T Corp.                            464,063
     9,400   Bell Atlantic Corp.                   574,575
    29,600   BellSouth Corp.                     1,391,200
    52,300   GTE Corp.                           3,713,299
    20,200   MCI WorldCom, Inc.*                   916,575
    51,300   SBC Communications, Inc.            2,154,600
    28,200   US West, Inc.                       2,048,025
                                               -----------
                                                11,262,337
                                               -----------
             TRANSPORTATION & SHIPPING   2.8%
    38,400   FedEx Corp.*                        1,497,600
     1,290   United Parcel
               Service, Inc.                        81,270
    73,250   Werner Enterprises, Inc.            1,236,094
                                               -----------
                                                 2,814,964
                                               -----------
             UTILITIES                   4.4%
     2,723   Avista Corp.                          110,962
    32,400   Duke Energy Corp.                   1,701,000
    10,900   MediaOne Group, Inc.*                 882,900
    31,400   Peoples Energy Corp.                  861,538
    21,100   Texas Utilities
               Co.--Preferred                      832,131
                                               -----------
                                                 4,388,531
                                               -----------
Total Common & Preferred Stocks (Cost
$81,339,025)                                   $91,904,085
                                               -----------
PRINCIPAL
AMOUNT
------
SHORT TERM INVESTMENTS
             REPURCHASE AGREEMENT        7.2%
$7,183,123   Bear Stearns &
               Co., Inc., Dated
               3/31/00 5.99% Due
               4/3/00 Collateralized
               by $25,910,000 United
               States Treasury Strips
               Due 05/15/21 (Value
               $7,327,607)                     $ 7,183,123
                                               -----------
Total Short Term Investments--Repurchase
Agreement
 (Cost $7,183,123)
                                               $ 7,183,123
                                               -----------

Total Investments (Cost $88,522,148)                                      99.6%    $99,087,208
Other assets in excess of liabilities                                      0.4%        361,954
                                                                        ------     -----------
Total Net Assets                                                         100.0%    $99,449,162
                                                                        ======     ===========

* Denotes non-income producing security.

See Notes to Financial Statements      16

                 Statement of Assets and Liabilities  March 31, 2000 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $88,522,148)--Note 2(A)                                            $99,087,208
                          Receivable for investments sold                                        873,185
                          Receivable for units sold                                              447,005
                          Dividends and interest receivable                                      110,800
                          Other assets                                                            28,467
                                                                                             -----------
                                                                                             100,546,665
                        LIABILITIES:
                          Payable for investments purchased                       $ 899,668
                          Payable for units redeemed                                 94,078
                          Payable for investment managers                            29,925
                          Accrued expenses                                           73,832    1,097,503
                                                                                  ---------  -----------
                        NET ASSETS at value, applicable to 1,204,464 outstanding
                          units of beneficial interest--Note 5                               $99,449,162
                                                                                             ===========
                        NET ASSET VALUE offering and redemption price per unit
                          ($99,449,162 divided by 1,204,464 units)                           $     82.57
                                                                                             ===========

                 Statement of Operations         Six Months Ended March 31, 2000
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Dividends                                             $  734,776
                            Interest                                                  62,496
                                                                                  ----------
                               Total Income                                                   $   797,272
                          Expenses:
                            Investment manager's fees--Note 3(A)                     167,747
                            Shareholder servicing fees and expenses--Note 3(B)       207,804
                            Custodian fees and expenses                               12,858
                            Legal and auditing fees                                   13,611
                            Consultant fees                                            4,961
                            Trustees' fees and expenses--Note 3(C)                    16,738
                            Printing and Postage                                       9,206
                            Insurance                                                  4,052
                            Other                                                     13,658
                                                                                  ----------
                               Total Expenses                                        450,635
                               Less fees paid indirectly--Note 4                     (16,000)
                                                                                  ----------
                               Net Expenses                                                       434,635
                                                                                              -----------
                        INVESTMENT INCOME--NET                                                    362,637
                        REALIZED AND UNREALIZED GAIN (LOSS)--NOTE 4:
                          Net realized gain on:
                            Investments                                           14,108,329
                            Options written                                            5,163
                                                                                  ----------
                                                                                  14,113,492
                                                                                  ----------
                          Unrealized (depreciation) on:
                            Investments                                           (1,776,577)
                                                                                  ----------
                        NET REALIZED AND UNREALIZED GAIN                                       12,336,915
                                                                                              -----------
                        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $12,699,552
                                                                                              ===========

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                             SIX MONTHS     YEAR ENDED
                                                                            ENDED 3/31/00    9/30/99
                                                                             (UNAUDITED)    (AUDITED)
                                                                            -------------  ------------
                        OPERATIONS:
                          Investment income--net                            $    362,637   $    721,620
                          Net realized gain                                   14,113,492     12,242,537
                          Net unrealized appreciation (depreciation)          (1,776,577)    12,749,798
                                                                            ------------   ------------
                          Net increase in net assets resulting from
                          operations                                          12,699,552     25,713,955
                                                                            ------------   ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                 17,435,966     23,902,497
                          Value of units redeemed                            (15,525,387)   (28,708,085)
                                                                            ------------   ------------
                          Net increase (decrease) in net assets resulting
                          from capital transactions                            1,910,579     (4,805,588)
                                                                            ------------   ------------
                          Net increase                                        14,610,131     20,908,367
                        NET ASSETS at beginning of year                       84,839,031     63,930,664
                                                                            ------------   ------------
                        NET ASSETS at end of year                           $ 99,449,162   $ 84,839,031
                                                                            ============   ============

                   See Notes to Financial Statements

EMERGING GROWTH EQUITY FUND
Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                            VALUE
  ------                                            -----
   COMMON STOCKS                 95.7%
             AEROSPACE & DEFENSE           2.2%
    36,500   Mercury Computer
               Systems, Inc.*                    $  1,783,938
    28,200   Moog, Inc.--Class A*                     518,175
                                                 ------------
                                                    2,302,113
                                                 ------------
             AIRLINES                      0.2%
    17,500   Frontier Airlines, Inc.*                 205,625
                                                 ------------
             BROADCASTING & PUBLISHING     1.0%
    24,600   Citadel Communications
               Corp.*                               1,036,275
                                                 ------------
             BUSINESS SERVICES            11.5%
    44,200   Administaff, Inc.*                     1,734,850
     5,700   Concentric Network Corp.*                313,500
    19,750   Diamond Technology
               Partners, Inc.*                      1,297,328
    20,700   ECsoft Group Plc, Spons
               ADR*                                   362,250
    10,700   F.Y.I., Inc.*                            290,238
    47,700   Forrester
               Research, Inc.*                      2,587,724
    13,200   Management Network
               Group, Inc.*                           354,750
    19,200   Pomeroy Computer
               Resources, Inc.*                       348,000
    24,000   Quanta Services, Inc.*                 1,456,500
    29,900   ReSourcePhoenix.com, Inc.*               373,750
    24,000   Safeguard
               Scientifics, Inc.*                   1,687,500
    23,700   Technology Solutions Co.*                209,597
    14,300   U.S. Interactive, Inc.*                  495,138
    11,800   Verio, Inc.*                             531,738
                                                 ------------
                                                   12,042,863
                                                 ------------
             COMPUTER SERVICE SOFTWARE    18.1%
    15,000   ACE*COMM Corp.*                          164,063
    11,200   Apropos
               Technology, Inc.*                      402,500
    32,800   Bottomline
               Technologies, Inc.*                  1,195,150
    33,500   Brio Technology, Inc.*                 1,262,531
    49,700   Cybex Computer Products
               Corp.*                               1,863,749
     1,600   Cysive, Inc.*                            109,600
     3,300   Digital River, Inc.*                      70,538
     7,800   eBenX, Inc.*                             230,100
    43,200   Globix Corp.*                          1,641,599
    17,700   GRIC
               Communications, Inc.*                  597,375
     1,000   Harbinger Corp.*                          28,875
    54,700   HearMe, Inc.*                          1,381,175
    35,000   Hyperion Solutions Corp.*              1,137,500
    33,000   IntraNet
               Solutions, Inc.*                     1,520,063
    33,100   MTI Technology Corp.*                    870,944
    12,700   NetCreations, Inc.*                      533,400
    15,500   Objective Systems
               Integrators, Inc.*                     234,438

  SHARES                                            VALUE
  ------                                            -----

     7,000   Open Market, Inc.*                  $    179,375
    16,100   QRS Corp.*                             1,207,500
    47,000   Sanchez Computer
               Associates, Inc.*                    1,642,062
    47,550   SERENA Software, Inc.*                 1,515,656
    16,000   Silicon Storage
               Technology, Inc.*                    1,178,000
                                                 ------------
                                                   18,966,193
                                                 ------------
             COMPUTER SERVICES             1.3%
     9,000   Breakaway
               Solutions, Inc.*                       409,500
    23,700   eLoyalty Corp.*                          564,356
    13,100   NetSolve, Inc.*                          422,475
                                                 ------------
                                                    1,396,331
                                                 ------------
             CONSUMER GOODS & SERVICES     3.7%
    14,700   1-800 CONTACTS, Inc.*                    501,638
    33,850   Fossil, Inc.*                            780,666
    29,400   Sportsline USA, Inc.*                    865,462
    52,600   Student Advantage, Inc.*                 526,000
    69,450   THQ, Inc.*                             1,241,418
                                                 ------------
                                                    3,915,184
                                                 ------------
             DRUG, HEALTH CARE &
               PHARMACEUTICALS             6.9%
    34,000   Barr Laboratories, Inc.*               1,427,999
    79,800   Dura
               Pharmaceuticals, Inc.*                 982,538
     5,400   Genome Therapeutics
               Corp.*                                 126,225
    22,900   Genzyme Molecular
               Oncology*                              346,363
    10,700   Hyseq, Inc.*                             477,488
    54,000   Ligand
               Pharmaceuticals, Inc.*                 951,750
    22,300   OraPharma, Inc.*                         411,156
    38,900   Pharmaceutical Product
               Development, Inc.*                     658,869
    37,100   Priority Healthcare
               Corp.--Class B*                      1,859,637
                                                 ------------
                                                    7,242,025
                                                 ------------
             EDUCATIONAL SERVICES          1.5%
    27,500   Learning Tree
               International, Inc.*                   981,406
    23,300   Scientific Learning
               Corp.*                                 562,113
                                                 ------------
                                                    1,543,519
                                                 ------------
             ELECTRONICS & ELECTRICAL     15.6%
    49,500   ACT Manufacturing, Inc.*               2,768,905
    47,000   Advanced Digital
               Information Corp.*                   1,606,813
    35,100   Applied Science &
               Technology, Inc.*                    1,048,613
    37,500   Dallas Semiconductor
               Corp.                                1,317,188

See Notes to Financial Statements      19

Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                            VALUE
  ------                                            -----
     7,800   Exar Corp.*                         $    558,188
    61,200   Galileo Technology Ltd.*               1,116,900
    29,900   MMC Networks, Inc.*                      979,225
    12,800   Photronics, Inc.*                        447,200
     8,800   Power
               Integrations, Inc.*                    218,900
    25,700   RadiSys Corp.*                         1,545,213
     2,000   Rayovac Corp.*                            46,500
     6,000   Sage, Inc.*                              132,000
     2,000   Signal Technology Corp.*                  52,250
    30,000   TranSwitch Corp.*                      2,881,874
    22,350   Triquint
               Semiconductor, Inc.*                 1,641,328
                                                 ------------
                                                   16,361,097
                                                 ------------
             FINANCIAL SERVICES            1.9%
    45,400   Eaton Vance Corp.                      1,949,363
                                                 ------------
             HOME BUILDING                 0.8%
    39,600   Toll Brothers, Inc.*                     792,000
                                                 ------------
             MANUFACTURING/CAPITAL
               GOODS                       4.2%
    24,900   Asyst
               Technologies, Inc.*                  1,455,094
    39,500   Maverick Tube Corp.*                   1,278,813
    27,200   Pri Automation, Inc.*                  1,657,499
                                                 ------------
                                                    4,391,406
                                                 ------------
             MEDICAL EQUIPMENT &
               SUPPLIES                    2.1%
    45,700   Cytyc Corp.*                           2,187,888
                                                 ------------
             MEDICAL SERVICES & DRUGS      1.2%
    10,600   Allscripts, Inc.*                        634,675
    23,500   Covance, Inc.*                           252,625
    59,500   Twinlab Corp.*                           418,359
                                                 ------------
                                                    1,305,659
                                                 ------------
             MEDICAL/HOSPITAL SERVICES     2.1%
    44,950   Accredo Health, Inc.*                  1,480,540
    34,100   Colorado Medtech, Inc.*                  260,013
    76,300   Quadramed Corp.*                         438,725
                                                 ------------
                                                    2,179,278
                                                 ------------
             OIL & GAS EXPLORATION,
               PRODUCTION & SERVICES       3.0%
    25,900   Evergreen
               Resources, Inc.*                       626,456
   104,000   Global Industries Ltd.*                1,521,000
    15,400   Prima Energy Corp.*                      415,800

  SHARES                                            VALUE
  ------                                            -----

    31,700   Tom Brown, Inc.*                    $    578,525
                                                 ------------
                                                    3,141,781
                                                 ------------
             TELECOMMUNICATIONS           10.7%
    35,000   CellStar Corp.*                          278,906
    37,600   Commscope, Inc.*                       1,715,500
    20,500   Pac-West Telecomm, Inc.*                 635,500
    50,500   Performance
               Technologies, Inc.*                  2,187,281
    32,200   Pinnacle Holdings, Inc.*               1,738,800
    18,000   Rural Cellular Corp.,
               Class A*                             1,211,625
    80,400   TALK.com, Inc.*                        1,286,400
    56,700   Tekelec*                               2,104,988
                                                 ------------
                                                   11,159,000
                                                 ------------
             TELECOMMUNICATIONS
               EQUIPMENT                   7.7%
    24,600   Celeritek, Inc.*                       1,554,413
    19,900   MCK
               Communications, Inc.*                  950,225
     5,500   Natural MicroSystems,
               Corp.*                               1,327,188
    23,000   Osicom
               Technologies, Inc.*                  2,581,749
    27,833   Three-Five
               Systems, Inc.*                       1,669,980
                                                 ------------
                                                    8,083,555
                                                 ------------
Total Common Stocks (Cost $73,208,838)           $100,201,155
                                                 ------------
PRINCIPAL
AMOUNT
------
SHORT TERM INVESTMENTS
             REPURCHASE AGREEMENT          3.7%
$3,914,546   Bear Stearns &
               Co., Inc., Dated
               3/31/00, 5.99%, Due
               4/3/00, Collateralized
               by $2,805,000 United
               States Treasury Bond
               Due 08/15/23 (Value
               $704,756), and
               $7,785,000 United
               States Treasury Strips
               Due 05/15/14 (Value
               $3,289,543)                       $  3,914,546
                                                 ------------
Total Short Term
Investments--Repurchase
 Agreement (Cost $3,914,546)
                                                 $  3,914,546
                                                 ------------
Total Investments (Cost $77,123,384)      99.4%  $104,115,701
Other assets in excess of liabilities      0.6%       595,623
                                        ------   ------------
Total Net Assets                         100.0%  $104,711,324
                                        ======   ============

* Denotes non-income producing security.

See Notes to Financial Statements      20

                 Statement of Assets and Liabilities  March 31, 2000 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $77,123,384)--Note 2(A)                                            $104,115,701
                          Receivable for investments sold                                         714,256
                          Receivable for units sold                                               473,456
                          Dividends and interest receivable                                        24,389
                          Other assets                                                             12,479
                                                                                             ------------
                                                                                              105,340,281
                        LIABILITIES:
                          Payable for investments purchased                       $ 405,614
                          Payable for units redeemed                                 11,491
                          Payable for investment managers                            99,552
                          Accrued expenses                                          112,300       628,957
                                                                                  ---------  ------------
                        NET ASSETS at value, applicable to 760,144 outstanding
                          units of beneficial interest--Note 5                               $104,711,324
                                                                                             ============
                        NET ASSET VALUE offering and redemption price per unit
                          ($104,711,324 divided by 760,144 units)                            $     137.75
                                                                                             ============

                 Statement of Operations         Six Months Ended March 31, 2000
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Dividends                                             $   6,137
                            Interest                                                176,911
                                                                                  ---------
                               Total Income                                                  $   183,048
                          Expenses:
                            Investment manager's fees--Note 3(A)                    506,357
                            Shareholder servicing fees and expenses--Note 3(B)      270,784
                            Custodian fees and expenses                              32,934
                            Legal and auditing fees                                  15,064
                            Consultant fees                                           4,961
                            Trustees' fees and expenses--Note 3(C)                   33,476
                            Printing and Postage                                      9,206
                            Insurance                                                 3,761
                            Other                                                    13,247
                                                                                  ---------
                               Total Expenses                                       889,790
                               Less fees paid indirectly--Note 4                     (5,175)
                                                                                  ---------
                               Net Expenses                                                      884,615
                                                                                             -----------
                        INVESTMENT (LOSS)--NET                                                  (701,567)
                        REALIZED AND UNREALIZED GAIN ON INVESTMENTS--Note 4:
                          Net realized gain on investments                        41,794,682
                          Unrealized appreciation on investments                  10,428,964
                                                                                  ---------
                        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       52,223,646
                                                                                             -----------
                        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $51,522,079
                                                                                             ===========

                   See Notes to Financial Statements

                 Combined Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                 SIX MONTHS      YEAR ENDED
                                                                                ENDED 3/31/00     9/30/99
                                                                                 (UNAUDITED)     (AUDITED)
                                                                                -------------   ------------
                        OPERATIONS:
                          Investment (loss)--net                                $   (701,567)   $   (970,762)
                          Net realized gain                                       41,794,682       8,306,803
                          Net unrealized appreciation                             10,428,964      16,958,264
                                                                                ------------    ------------
                          Net increase in net assets resulting from operations    51,522,079      24,294,305
                                                                                ------------    ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                     43,979,051      15,660,494
                          Value of units redeemed                                (66,980,979)    (19,050,135)
                                                                                ------------    ------------
                          Net (decrease) in net assets resulting from capital
                          transactions                                           (23,001,928)     (3,389,641)
                                                                                ------------    ------------
                          Net increase                                            28,520,151      20,904,664
                        NET ASSETS at beginning of year                           76,191,173      55,286,509
                                                                                ------------    ------------
                        NET ASSETS at end of year                               $104,711,324    $ 76,191,173
                                                                                ============    ============

                   See Notes to Financial Statements

INTERNATIONAL EQUITY FUND
Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

 SHARES                                                     VALUE
 ------                                                     -----
           COMMON STOCKS                   90.6%
            AUTO PARTS & SUPPLIES                  0.3%
   6,255    Michelin--Class B                            $   200,745
                                                         -----------
            AUTOMOBILES                            1.5%
  21,171    Bayerische Motoren Werke AG                      667,501
   9,000    Honda Motor Co., Ltd.                            372,057
                                                         -----------
                                                           1,039,558
                                                         -----------
            BANKING                                9.3%
  27,450    ABN Amro Holding NV                              611,740
  64,000    Banco Santander Central Hispano SA               687,725
  15,000    Bank of Tokyo-Mitsubishi Ltd.                    214,547
  37,372    Barclays Plc                                     990,877
  39,150    DBS Group Holdings Ltd.                          517,263
  10,000    HypoVereinsbank AG                               617,184
  75,330    Lloyds TSB Group Plc                             797,355
  31,000    National Australia Bank Ltd.                     398,540
  20,850    Overseas-Chinese Banking Corp.                   129,206
  15,773    Royal Bank of Scotland Group Plc                 232,629
   3,024    UBS AG                                           794,786
  37,784    Westpac Banking Corp.                            236,525
                                                         -----------
                                                           6,228,377
                                                         -----------
            BEVERAGES & TOBACCO                    0.3%
   3,820    Heineken NV                                      204,146
                                                         -----------
            BROADCASTING & PUBLISHING              3.2%
  27,989    Elsevier NV                                      283,889
  65,380    News Corp. Ltd.                                  913,553
  24,000    Reuters Group Plc                                485,865
  15,000    Singapore Press Holdings                         239,400
   3,825    VNU NV                                           225,276
                                                         -----------
                                                           2,147,983
                                                         -----------
            CHEMICALS                              0.3%
     900    Celanese AG *                                     18,171
     395    Lonza AG *                                       214,285
                                                         -----------
                                                             232,456
                                                         -----------
            COMMERCIAL SERVICES                    0.3%
   8,890    Brambles Industries Ltd.                         226,100
                                                         -----------
            CONSUMER GOODS & SERVICES              5.1%
  14,000    Fuji Photo Film Co., Ltd.                        616,974
  19,000    Kao Corp.                                        581,680
  18,000    Shiseido Co., Ltd.                               244,820
  17,261    Vivendi                                        1,990,252
                                                         -----------
                                                           3,433,726
                                                         -----------
            ELECTRONICS & ELECTRICAL              13.0%
   3,300    Alcatel SA                                       724,057
  35,000    Canon, Inc.                                    1,518,548
 SHARES                                                    VALUE
 ------                                                    -----
  75,000    Hitachi Ltd.                                 $   891,386
   5,000    Hoya Corp.                                       472,871
      30    Keyence Corp.                                     11,992
   3,265    Koninklijke Philips Electronics NV               548,609
   1,200    Mabuchi Motor Co., Ltd.                          127,529
   6,000    Murata Mfg. Co.                                1,459,561
  26,000    NEC Corp.                                        768,098
   5,000    Pioneer Corp.                                    141,861
   2,100    Rohm Co., Ltd.                                   730,951
   8,800    Sony Corp.                                     1,244,089
                                                         -----------
                                                           8,639,552
                                                         -----------
            ENERGY                                 5.9%
  71,504    ENI SpA                                          357,839
1,918,000   PetroChina Co., Ltd. *                           315,295
   9,430    Royal Dutch Petroleum Co.                        550,513
 161,242    Shell Transport & Trading Co. Plc              1,349,169
   9,440    Total Fina SA--Class B                         1,413,648
                                                         -----------
                                                           3,986,464
                                                         -----------
            ENGINEERING                            1.0%
 119,800    Invensys Plc                                     534,173
  27,700    TI Group Plc                                     137,209
                                                         -----------
                                                             671,382
                                                         -----------
            FINANCIAL SERVICES                     3.6%
   2,100    3I Group Plc                                      44,121
   2,600    Acom Co., Ltd.                                   281,636
   8,980    Fortis (NL)                                      229,856
  30,086    ING Groep NV                                   1,629,430
   2,400    Takefuji Corp.                                   257,398
                                                         -----------
                                                           2,442,441
                                                         -----------
            FOOD & SERVICES                        3.2%
  67,860    Cadbury Schweppes Plc                            450,891
  71,460    Diageo Plc                                       536,941
     656    Nestle SA                                      1,175,729
                                                         -----------
                                                           2,163,561
                                                         -----------
            GAMING/HOTELS                          0.5%
  77,800    Hilton Group Plc                                 362,104
                                                         -----------
            HEALTH                                 8.8%
  17,515    AstraZeneca Plc                                  706,645
  16,873    Aventis SA                                       923,514
  39,895    Glaxo Wellcome Plc                             1,141,147
     646    Novartis AG                                      883,507
      86    Roche Holding AG                                 934,122
  19,000    Takeda Chemical Industries Ltd.                1,352,313
                                                         -----------
                                                           5,941,248
                                                         -----------

See Notes to Financial Statements      23

Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

 SHARES                                                    VALUE
 ------                                                    -----
            INSURANCE                              5.6%
  57,150    Allied Zurich Plc                            $   624,980
   8,330    AXA SA                                         1,180,470
  49,000    Old Mutual Plc *                                 117,255
  68,040    Prudential Corp. Plc                           1,029,000
     458    Swiss Reinsurance Co.                            793,589
                                                         -----------
                                                           3,745,294
                                                         -----------
            LEISURE                                1.9%
  32,089    EMI Group Plc                                    348,871
  85,080    Granada Group Plc                                911,415
                                                         -----------
                                                           1,260,286
                                                         -----------
            MEDIA                                  0.7%
  13,780    Pearson Plc                                      479,455
                                                         -----------
            METALS FABRICATOR                      0.6%
     395    Alusuisse Lonza Group AG                         249,444
   6,400    Pohang Iron & Steel Co. ADR                      176,000
                                                         -----------
                                                             425,444
                                                         -----------
            MULTI-INDUSTRY                         0.5%
  58,350    British American Tobacco Plc                     322,077
                                                         -----------
            REAL ESTATE                            1.2%
  35,000    Cheung Kong Holdings Ltd.                        523,663
  34,000    Sun Hung Kai Properties Ltd.                     294,741
                                                         -----------
                                                             818,404
                                                         -----------
            RETAIL                                 0.8%
  20,950    Koninklijke Ahold NV                             545,065
                                                         -----------
            TELECOMMUNICATIONS                    20.7%
  64,410    Cable & Wireless Plc                           1,209,406
  51,000    China Telecom (Hong Kong) Ltd. *                 447,024
 SHARES                                                    VALUE
 ------                                                    -----
   6,920    Ericsson LM--Class B                         $   607,902
  11,180    Koninklijke KPN NV                             1,279,999
   3,930    Korea Telecom Corp. ADR *                        171,938
  55,300    Marconi Plc                                      660,328
      35    Nippon Telegraph & Telephone Corp.               556,232
      34    NTT Mobile Communications
              Network, Inc.                                1,395,603
   4,510    Tele Danmark A/S                                 405,756
  18,900    Telecom Corp. of New Zealand Ltd.                 85,521
 109,450    Telecom Italia SpA                             1,633,786
  36,136    Telefonica SA                                    912,849
  77,400    Telstra Corp., Ltd.                              357,058
 740,269    Vodafone AirTouch Plc                          4,127,426
                                                         -----------
                                                          13,850,828
                                                         -----------
            TRANSPORTATION                         0.2%
   8,952    Railtrack Group Plc                              104,609
                                                         -----------
            UTILITIES                              2.1%
   9,100    Electricidade de Portugal SA                     170,233
  28,000    Hong Kong Electric Holdings Ltd.                  84,505
  14,015    TNT Post Group NV                                314,747
  10,750    Veba AG                                          549,294
  13,468    Viag AG                                          273,208
                                                         -----------
                                                           1,391,987
                                                         -----------
Total Common Stocks
  (Cost $50,335,089)                                     $60,863,292
                                                         -----------
Total Investments (Cost $50,335,089)              99.9%  $60,863,292
 Other assets in excess of liabilities             9.4%    6,289,753
                                                  ----   -----------
 Total Net Assets                                 100.0% $67,153,045
                                                  ====   ===========

* Denotes non-income producing security.

See Notes to Financial Statements      24

Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Geographical Diversification                          March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                               PERCENT OF
                               NET ASSETS
                               ----------
COUNTRY                          TOTAL
-------                          -----
United Kingdom                    26.3%
Japan                             19.6
Netherlands                        9.6
Switzerland                        7.5
France                             7.2
Australia                          3.2
Germany                            3.2
Denmark                            3.0
Italy                              3.0
Hong Kong                          2.5
Spain                              2.4
Singapore                          1.3
Sweden                             0.9
Korea                              0.5
Portugal                           0.3
New Zealand                        0.1
                                 -----
Total Investments                 90.6%
Other Assets Less Liabilities      9.4%
                                 -----
Total                            100.0%
                                 =====

See Notes to Financial Statements      25

                 Statement of Assets and Liabilities  March 31, 2000 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $50,335,089)--Note 2(A)                                     $60,863,292
                          Cash                                                          6,310,017
                          Receivable for units sold                                       369,806
                          Dividends and interest receivable                               195,302
                          Collateral for securities loaned, at fair
                          value--Note 4                                                   552,500
                          Other assets                                                     35,471
                                                                                      -----------
                                                                                       68,326,388
                        LIABILITIES:
                          Payable for investments purchased                 $315,295
                          Payable upon return of securities
                          loaned--Note 4                                     552,500
                          Payable for units redeemed                           1,823
                          Payable for investment managers                     43,101
                          Net loss on forward foreign currency contracts     134,010
                          Accrued expenses                                   126,614    1,173,343
                                                                            --------  -----------
                        NET ASSETS at value, applicable to 987,388
                          outstanding units of beneficial interest--Note 5            $67,153,045
                                                                                      ===========
                        NET ASSET VALUE offering and redemption price per
                          unit
                          ($67,153,045 divided by 987,388 units)                      $     68.01
                                                                                      ===========

                   See Notes to Financial Statements

                 Statement of Operations         Six Months Ended March 31, 2000
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Dividends                                       $ 268,615
                            Interest                                           71,420
                                                                            ---------
                               Total Income                                            $   340,035
                          Expenses:
                            Investment manager's fees--Note 3(A)              218,348
                            Shareholder servicing fees and
                            expenses--Note 3(B)                               150,598
                            Custodian fees and expenses                        46,665
                            Legal and auditing fees                            15,065
                            Consultant fees                                     4,961
                            Trustees' fees and expenses--Note 3(C)             16,738
                            Printing and Postage                                9,206
                            Insurance                                           1,418
                            Other                                              16,642
                                                                            ---------
                               Total Expenses                                 479,641
                                                                            ---------
                               Net Expenses                                                479,641
                                                                                       -----------
                        INVESTMENT (LOSS)--NET                                            (139,606)
                        REALIZED AND UNREALIZED GAIN (LOSS)--Note 4:
                          Net realized gain (loss) on:
                            Investments                                     3,877,596
                            Foreign currency transactions                     (81,164)
                                                                            ---------
                                                                            3,796,432
                                                                            ---------
                          Unrealized appreciation on investments:
                            Investments                                     6,905,185
                            Foreign currency translations of other assets
                            and liabilities                                    (3,033)
                                                                            ---------
                                                                            6,902,152
                                                                            ---------
                        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
                          AND FOREIGN CURRENCIES                                        10,698,584
                                                                                       -----------
                        NET INCREASE IN NET ASSETS RESULTING FROM
                          OPERATIONS                                                   $10,558,978
                                                                                       ===========

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                   SIX MONTHS     YEAR ENDED
                                                                                  ENDED 3/31/00    9/30/99
                                                                                   (UNAUDITED)    (AUDITED)
                                                                                  -------------  ------------
                        OPERATIONS:
                          Investment (loss)--net                                   $  (139,606)  $   (144,963)
                          Net realized gain                                          3,796,432      4,582,643
                          Net unrealized appreciation                                6,902,152      3,022,585
                                                                                   -----------   ------------
                          Net increase in net assets resulting from operations      10,558,978      7,460,265
                                                                                   -----------   ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                       14,670,626     18,155,816
                          Value of units redeemed                                   (7,364,485)   (10,410,771)
                                                                                   -----------   ------------
                          Net increase in net assets resulting from capital
                          transactions                                               7,306,141      7,745,045
                                                                                   -----------   ------------
                          Net increase                                              17,865,119     15,205,310
                        NET ASSETS at beginning of year                             49,287,926     34,082,616
                                                                                   -----------   ------------
                        NET ASSETS at end of year                                  $67,153,045   $ 49,287,926
                                                                                   ===========   ============

                   See Notes to Financial Statements

ACTIVELY MANAGED BOND FUND
Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
COMMERCIAL PAPER                 1.8%
$ 2,900,000   Gillette Co.
                6.20% Due 4/3/2000                         $  2,898,502
                                                           ------------
Total Commercial Paper (Cost $2,899,001)                   $  2,898,502
                                                           ------------
CORPORATE BONDS                  4.6%
$ 1,500,000   CNA Financial Corp.
                6.75% Due 11/15/2006                       $  1,362,645
  2,002,000   Deutsche Bank Financial
                Medium Term Note
                0.00% Due 7/18/2017                             513,953
    100,000   Financing Corp.
                9.40% Due 2/8/2018                              123,597
  2,000,000   J.C. Penny Co., Inc.
                8.25% Due 8/15/2022                           1,793,300
    657,000   Merrill Lynch & Co.
                Medium Term Note
                0.00% Due 2/25/2027                              74,556
  1,000,000   PMI Group, Inc.
                6.75% Due 11/15/2006                            949,759
  1,000,000   Public Service Electric & Gas
                9.125% Due 7/1/2005 MBIA                      1,067,773
    320,000   Public Service Electric & Gas
                6.375% Due 5/1/2008                             300,271
  3,000,000   Transamerica Financial Corp.
                0.00% Due 9/1/2012                            1,136,019
  1,000,000   TSY-Linked Call Strips
                0.00% Due 11/15/2024                            128,234
                                                           ------------
Total Corporate Bonds (Cost $8,132,164)                    $  7,450,107
                                                           ------------
MORTGAGES                       12.0%
$ 2,012,629   ABN Amro Mortgage Corp.
                Remic 98-5 A11
                8.82% Due 1/25/2029                        $  1,910,759
  1,948,673   Chase Mortgage Finance Corp.
                Remic 94-G A13
                7.00% Due 4/25/2025                           1,756,047
  1,070,031   Chase Mortgage Finance Corp.
                Remic 98-S2 A12
                7.00% Due 7/25/2028                             759,701
  1,000,000   First Union Residential Trust
                Remic 98-B 1A8
                6.75% Due 8/25/2028                             908,690
  1,082,921   General Electric Capital Mortgage Services
                Remic 98-12 2A8
                6.75% Due 6/25/2028                             901,438
  5,005,000   PNC Mortgage Securities Corp.
                Remic 98-4 3A2
                6.75% Due 5/25/2028                           4,546,791

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
MORTGAGES (CONTINUED)
$   504,023   Prudential Home Mortgage Securities, Inc.
                Remic 94-21 A8
                7.80% Due 6/25/2024                        $    478,796
  2,000,000   Residential Accredit Loans, Inc.
                Remic 97-QS8 A9
                7.375% Due 8/25/2027                          1,979,440
  1,116,688   Residential Funding Mortgage Securities I
                Remic 93-S47 A15
                9.00% Due 12/25/2023                          1,027,691
    500,000   Residential Funding Mortgage Securities I
                Remic 97-S12 A17
                7.25% Due 8/15/2027                             483,292
  2,103,000   Residential Funding Mortgage Securities I
                Remic 98-S13 A14
                6.75% Due 6/25/2028                           1,858,358
  2,411,000   Salomon Brothers Mortgage Securities VII
                Remic 98-NC3 A5
                6.93% Due 8/25/2028                           2,297,538
    640,000   Saxon Asset Securities Trust
                Remic 98-4 AF5
                6.93% Due 1/25/2030                             591,008
                                                           ------------
Total Mortgages (Cost $21,121,549)                         $ 19,499,549
                                                           ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS                    80.3%
$    10,073   Collateralized Mortgage Security Corp.
                Remic X1
                7.00% Due 6/1/2006                         $     10,005
    500,000   Federal Home Loan Bank
                8.00% Due 3/28/2008                             496,394
  2,620,000   Federal Home Loan Bank
                6.55% Due 3/20/2009                           2,447,777
  8,000,000   Federal Home Loan Bank
                0.00% Due 6/25/2012                           2,938,760
 11,320,000   Federal Home Loan Bank
                0.00% Due 7/2/2012                            4,137,109
    300,000   Federal Home Loan Bank
                6.10% Due 10/22/2013                            263,842
  1,400,000   Federal Home Loan Bank
                6.76% Due 1/29/2014                           1,284,851
 10,000,000   Federal Home Loan Bank
                0.00% Due 6/26/2017                           2,394,600
 10,000,000   Federal Home Loan Bank
                0.00% Due 7/14/2017                           2,380,730
     56,058   Federal Home Loan Mortgage Corp
                Remic 12A
                9.25% Due 11/15/2019                             57,377

See Notes to Financial Statements      28

Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$   495,903   Federal Home Loan Mortgage Corp.
                Pool #730299
                9.00% Due 8/1/2006                         $    501,102
    272,086   Federal Home Loan Mortgage Corp.
                Pool #533624
                8.50% Due 12/1/2007                             276,054
  2,850,880   Federal Home Loan Mortgage Corp.
                Remic 1515S
                8.36% Due 5/15/2008                           2,470,785
  1,000,000   Federal Home Loan Mortgage Corp.
                6.35% Due 5/26/2008                             962,543
  2,000,000   Federal Home Loan Mortgage Corp.
                6.50% Due 3/5/2009                            1,864,396
  1,000,000   Federal Home Loan Mortgage Corp.
                7.00% Due 5/27/2009                             953,163
    271,000   Federal Home Loan Mortgage Corp.
                6.20% Due 9/17/2013                             240,294
  1,500,000   Federal Home Loan Mortgage Corp.
                6.58% Due 12/2/2013                           1,362,444
  1,500,000   Federal Home Loan Mortgage Corp.
                7.01% Due 3/12/2014                           1,397,175
    357,223   Federal Home Loan Mortgage Corp.
                Pool #141001
                7.75% Due 9/1/2016                              356,175
     17,519   Federal Home Loan Mortgage Corp.
                Pool #297625
                8.50% Due 6/1/2017                               17,755
    474,837   Federal Home Loan Mortgage Corp.
                Remic 2120ZA
                6.00% Due 1/15/2019                             429,013
    317,187   Federal Home Loan Mortgage Corp.
                Remic 21Z
                9.50% Due 1/15/2020                             332,646
    808,289   Federal Home Loan Mortgage Corp.
                Remic 1290H
                7.50% Due 6/15/2021                             802,213
  1,351,608   Federal Home Loan Mortgage Corp.
                Remic 1175D
                8.00% Due 11/15/2021                          1,358,553
     59,363   Federal Home Loan Mortgage Corp.
                Remic 1316Z
                8.00% Due 6/15/2022                              59,917
  2,482,800   Federal Home Loan Mortgage Corp.
                Remic 1591SH
                5.45% Due 9/15/2022                           1,844,533

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$15,000,000   Federal Home Loan Mortgage Corp.
                0.00% Due 2/2/2023                         $  2,227,740
  1,123,472   Federal Home Loan Mortgage Corp.
                Remic 1574V
                6.50% Due 3/15/2023                           1,065,272
    637,004   Federal Home Loan Mortgage Corp.
                Remic 15PZ
                7.00% Due 7/25/2023                             600,509
    682,525   Federal Home Loan Mortgage Corp.
                Remic 1790E
                8.00% Due 11/15/2023                            686,940
  2,435,252   Federal Home Loan Mortgage Corp.
                Remic 1663ZA
                7.00% Due 1/15/2024                           2,174,659
  1,484,196   Federal Home Loan Mortgage Corp.
                Remic 1671Z
                7.00% Due 2/15/2024                           1,379,592
  4,606,005   Federal Home Loan Mortgage Corp.
                Remic 29ZC
                8.00% Due 4/25/2024                           4,564,324
    460,000   Federal Home Loan Mortgage Corp.
                Remic 1727MD
                8.50% Due 5/15/2024                             470,782
    627,000   Federal Home Loan Mortgage Corp.
                Remic 1727MF
                8.50% Due 5/15/2024                             641,707
    676,000   Federal Home Loan Mortgage Corp.
                Remic 1814D
                6.50% Due 2/15/2026                             606,289
  3,429,917   Federal Home Loan Mortgage Corp.
                Remic 2089ZB
                7.00% Due 8/15/2026                           3,066,581
  1,840,444   Federal Home Loan Mortgage Corp.
                Remic 2123KE
                8.50% Due 2/15/2027                           1,972,220
  4,674,286   Federal Home Loan Mortgage Corp.
                Remic 2092DL
                8.50% Due 9/15/2027                           4,889,720
    597,054   Federal Home Loan Mortgage Corp.
                Remic 2036B
                7.00% Due 3/15/2028                             564,747
    925,000   Federal Home Loan Mortgage Corp.
                Remic 2064U
                7.00% Due 6/15/2028                             860,571

See Notes to Financial Statements      29

Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$   441,545   Federal Home Loan Mortgage Corp.
                Remic 2101ZA
                6.00% Due 11/15/2028                       $    370,878
  1,300,000   Federal National Mortgage Association
                Medium Term Note
                6.29% Due 1/22/2008                           1,216,073
  1,855,000   Federal National Mortgage Association
                Medium Term Note
                6.36% Due 7/16/2008                           1,728,654
    395,965   Federal National Mortgage Association
                Pool #15569
                8.25% Due 5/1/2010                              406,048
    200,000   Federal National Mortgage Association
                Medium Term Note
                6.69% Due 2/2/2011                              187,094
    300,000   Federal National Mortgage Association
                Remic 96-64PQ
                6.50% Due 1/18/2012                             278,509
    150,000   Federal National Mortgage Association
                Medium Term Note
                6.77% Due 9/9/2013                              139,152
    238,156   Federal National Mortgage Association
                Pool #87277
                7.50% Due 4/1/2018                              236,532
     41,143   Federal National Mortgage Association
                Remic 91-169M
                8.40% Due 12/25/2021                             43,183
    420,000   Federal National Mortgage Association
                Remic 92-161H
                7.50% Due 9/25/2022                             414,090
    552,348   Federal National Mortgage Association
                Remic 93-124M
                0.00% Due 10/25/2022                            328,320
    371,252   Federal National Mortgage Association
                Remic 97-61ZC
                7.00% Due 2/25/2023                             352,197
  2,161,910   Federal National Mortgage Association
                Remic 94-69CA
                7.25% Due 3/25/2023                           2,125,227
  3,820,119   Federal National Mortgage Association
                Remic 93-247C
                7.00% Due 3/25/2023                           3,681,658
  2,574,316   Federal National Mortgage Association
                Remic 93-247Z
                7.00% Due 3/25/2023                           2,435,359

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$   356,000   Federal National Mortgage Association
                Remic G93-10J
                5.00% Due 3/25/2023                        $    296,563
    500,000   Federal National Mortgage Association
                Remic G93-15H
                7.25% Due 4/25/2023                             482,810
    675,076   Federal National Mortgage Association
                Remic 96-18PB
                0.00% Due 5/25/2023                             387,598
  1,036,578   Federal National Mortgage Association
                Remic 93-100K
                0.00% Due 6/25/2023                             647,158
    805,810   Federal National Mortgage Association
                Remic 93-112ZB
                7.00% Due 7/25/2023                             753,095
  4,250,267   Federal National Mortgage Association
                Remic 94-36UA
                7.00% Due 8/25/2023                           4,112,764
    521,481   Federal National Mortgage Association
                Pool #239024
                7.00% Due 10/1/2023                             504,405
  3,197,279   Federal National Mortgage Association
                Remic 93-199Z
                7.00% Due 10/25/2023                          2,898,358
    380,579   Federal National Mortgage Association
                Remic G95-4B
                8.00% Due 11/25/2023                            378,186
    826,000   Federal National Mortgage Association
                Remic 94-97H
                8.75% Due 12/25/2023                            870,027
    815,196   Federal National Mortgage Association
                Remic 93-250DZ
                7.00% Due 12/25/2023                            758,429
    759,575   Federal National Mortgage Association
                Pool #50966
                7.00% Due 1/1/2024                              734,702
  7,365,677   Federal National Mortgage Association
                Remic G97-5ZB
                7.05% Due 3/25/2024                           6,579,739
  3,837,000   Federal National Mortgage Association
                Remic 94-61E
                7.50% Due 4/25/2024                           3,769,425
    707,000   Federal National Mortgage Association
                Remic 94-65LL
                7.375% Due 4/25/2024                            683,641

See Notes to Financial Statements      30

Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$ 2,450,000   Federal National Mortgage Association
                Remic 98-49DC
                8.50% Due 8/20/2025                        $  2,517,155
  1,534,083   Federal National Mortgage Association
                Remic 97-42EA
                7.25% Due 3/18/2026                           1,514,231
    385,000   Federal National Mortgage Association
                Remic G96-1PK
                7.50% Due 6/17/2026                             374,590
  2,252,602   Federal National Mortgage Association
                Remic 97-27Z
                7.50% Due 4/18/2027                           2,221,281
    292,574   Federal National Mortgage Association
                Remic 97-49B
                10.00% Due 6/17/2027                            315,994
    900,000   Federal National Mortgage Association
                Remic 97-34YL
                7.00% Due 6/18/2027                             828,994
  5,332,695   Federal National Mortgage Association
                Remic 98-62DC
                9.00% Due 11/25/2028                          5,611,933
      8,649   Government National Mortgage Association
                Pool #1350
                6.50% Due 3/15/2002                               8,505
        818   Government National Mortgage Association
                Pool #2919
                8.00% Due 2/15/2004                                 820
     21,298   Government National Mortgage Association
                Pool #5214
                8.00% Due 7/15/2005                              21,377
     15,893   Government National Mortgage Association
                Pool #11192
                7.25% Due 4/15/2006                              15,695
    149,561   Government National Mortgage Association
                Pool #10260
                8.00% Due 6/15/2006                             150,354
        691   Government National Mortgage Association
                Pool #10855
                8.00% Due 7/15/2006                                 695
      2,556   Government National Mortgage Association
                Pool #026113
                9.00% Due 8/15/2008                               2,646
      4,016   Government National Mortgage Association
                Pool #258110
                9.00% Due 1/15/2009                               4,164

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$    10,891   Government National Mortgage Association
                Pool #35238
                9.50% Due 9/15/2009                        $     11,375
     11,175   Government National Mortgage Association
                Pool #158361
                9.50% Due 6/15/2016                              11,760
      6,082   Government National Mortgage Association
                Pool #157799
                9.00% Due 7/15/2016                               6,340
     94,024   Government National Mortgage Association
                Pool #169957
                8.50% Due 7/15/2016                              96,759
      1,703   Government National Mortgage Association
                Pool #176069
                9.00% Due 8/15/2016                               1,775
     19,067   Government National Mortgage Association
                Pool #177254
                9.00% Due 9/15/2016                              19,876
      3,412   Government National Mortgage Association
                Pool #173806
                9.00% Due 10/15/2016                              3,557
    278,460   Government National Mortgage Association
                Pool #152027
                8.00% Due 10/20/2016                            281,727
      1,207   Government National Mortgage Association
                Pool #179930
                9.50% Due 12/15/2016                              1,270
    165,356   Government National Mortgage Association
                Pool #000675
                8.00% Due 12/20/2016                            167,296
     13,701   Government National Mortgage Association
                Pool #199032
                9.50% Due 1/15/2017                              14,421
    202,292   Government National Mortgage Association
                Pool #196754
                8.50% Due 2/15/2017                             208,353
     24,943   Government National Mortgage Association
                Pool #000710
                8.00% Due 2/20/2017                              25,260
     61,451   Government National Mortgage Association
                Pool #205624
                8.50% Due 3/15/2017                              63,292
     85,814   Government National Mortgage Association
                Pool #193256
                8.00% Due 3/15/2017                              87,445

See Notes to Financial Statements      31

Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$     8,558   Government National Mortgage Association
                Pool #209105
                8.00% Due 3/20/2017                        $      8,667
     24,867   Government National Mortgage Association
                Pool #211434
                9.50% Due 4/15/2017                              26,174
      6,595   Government National Mortgage Association
                Pool #216159
                8.00% Due 4/15/2017                               6,721
     64,271   Government National Mortgage Association
                Pool #202887
                8.00% Due 4/15/2017                              65,492
     97,944   Government National Mortgage Association
                Pool #213606
                8.00% Due 4/15/2017                              99,806
     12,860   Government National Mortgage Association
                Backed Trust Remic 1A
                0.00% Due 5/20/2017                              10,648
    157,392   Government National Mortgage Association
                Pool #218150
                8.00% Due 6/15/2017                             160,383
    211,457   Government National Mortgage Association
                Pool #226673
                9.50% Due 7/15/2017                             222,566
      2,707   Government National Mortgage Association
                Pool #226855
                9.50% Due 7/15/2017                               2,849
      3,179   Government National Mortgage Association
                Pool #237572
                9.50% Due 12/15/2017                              3,346
     14,437   Government National Mortgage Association
                Pool #226651
                9.50% Due 6/15/2018                              15,197
      3,964   Government National Mortgage Association
                Pool #247493
                8.00% Due 7/15/2018                               4,037
      1,012   Government National Mortgage Association
                Pool #266208
                9.50% Due 8/15/2018                               1,065
     30,916   Government National Mortgage Association
                Pool #291195
                8.00% Due 5/15/2020                              31,434

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$    37,801   Government National Mortgage Association
                Pool #290123
                8.00% Due 6/15/2020                        $     38,435
     67,837   Government National Mortgage Association
                Pool #319342
                8.50% Due 3/15/2022                              69,765
    133,072   Government National Mortgage Association
                Pool #346560
                8.00% Due 4/15/2023                             135,121
    315,154   Government National Mortgage Association
                Pool #385850
                8.00% Due 8/15/2024                             319,766
  1,330,550   Government National Mortgage Association
                Remic 99-22A
                7.00% Due 3/20/2027                           1,296,280
    460,000   Government National Mortgage Association
                Remic 97-8PE
                7.50% Due 5/16/2027                             446,255
  1,000,000   Government National Mortgage Association
                Remic 97-18J
                7.00% Due 11/20/2027                            952,725
  1,298,710   Government National Mortgage Association
                Remic 99-C
                7.00% Due 2/16/2029                           1,217,036
  1,128,591   Government National Mortgage Association
                Pool #511918
                8.25% Due 9/15/2029                           1,145,407
    157,142   Government National Mortgage Association
                Remic 99-31ZC
                8.00% Due 9/16/2029                             159,401
  3,520,000   U.S. Treasury Bonds
                9.25% Due 2/15/2016                           4,580,400
  6,800,000   U.S. Treasury Zero Coupon Strips
                0.00% Due 2/15/2006                           4,703,825
 10,180,000   U.S. Treasury Zero Coupon Strips
                0.00% Due 2/15/2010                           5,498,614
                                                           ------------
Total United States Government and Agency Obligations
 (Cost $136,423,275)                                       $131,022,088
                                                           ------------
Total Investments (Cost $168,575,989)               98.7%  $160,870,246
Other assets in excess of liabilities                1.3%     2,044,323
                                                   -----   ------------
Total Net Assets                                   100.0%  $162,914,569
                                                   =====   ============

See Notes to Financial Statements      32

                 Statement of Assets and Liabilities  March 31, 2000 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $168,575,989)--Note 2(A)                                         $160,870,246
                          Cash                                                                   87,296
                          Receivable for investments sold                                        19,507
                          Receivable for units sold                                           1,075,986
                          Interest receivable                                                 1,024,579
                          Other assets                                                           16,110
                                                                                           ------------
                                                                                            163,093,724
                        LIABILITIES:
                          Payable for units redeemed                              $16,896
                          Payable for investment managers                          44,556
                          Accrued expenses                                        117,703       179,155
                                                                                  -------  ------------
                        NET ASSETS at value, applicable to 4,305,413 outstanding
                          units of beneficial interest--Note 5                             $162,914,569
                                                                                           ============
                        NET ASSET VALUE offering and redemption price per unit
                          ($162,914,569 divided by 4,305,413 units)                        $      37.84
                                                                                           ============

                 Statement of Operations         Six Months Ended March 31, 2000
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Interest                                              $7,099,423
                                                                                  -------
                               Total Income                                                $ 7,099,423
                          Expenses:
                            Investment manager's fees--Note 3(A)                  279,473
                            Shareholder servicing fees and expenses--Note 3(B)    344,106
                            Custodian fees and expenses                            13,505
                            Legal and auditing fees                                15,065
                            Consultant fees                                         4,961
                            Trustees' fees and expenses--Note 3(C)                 16,738
                            Printing and Postage                                    9,206
                            Insurance                                              10,069
                            Other                                                  24,715
                                                                                  -------
                               Total Expenses                                                  717,838
                                                                                           -----------
                        INVESTMENT INCOME--NET                                               6,381,585
                        REALIZED AND UNREALIZED LOSS ON INVESTMENTS--Note 4:
                          Net realized loss on investments                        (1,545,357)
                          Unrealized depreciation on investments                  (1,923,140)
                                                                                  -------
                        NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                     (3,468,497)
                                                                                           -----------
                        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 2,913,088
                                                                                           ===========

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                SIX MONTHS      YEAR ENDED
                                                                               ENDED 3/31/00     9/30/99
                                                                                (UNAUDITED)     (AUDITED)
                                                                               -------------   ------------
                        OPERATIONS:
                          Investment income--net                               $  6,381,585    $ 11,073,753
                          Net realized gain (loss)                               (1,545,357)        524,140
                          Net unrealized (depreciation)                          (1,923,140)    (14,244,373)
                                                                               ------------    ------------
                          Net increase (decrease) in net assets resulting
                          from operations                                         2,913,088      (2,646,480)
                                                                               ------------    ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                    21,484,874      55,604,217
                          Value of units redeemed                               (45,680,794)    (31,115,385)
                                                                               ------------    ------------
                          Net increase (decrease) in net assets resulting
                            from capital transactions                           (24,195,920)     24,488,832
                                                                               ------------    ------------
                          Net increase (decrease)                               (21,282,832)     21,842,352
                        NET ASSETS at beginning of year                         184,197,401     162,355,049
                                                                               ------------    ------------
                        NET ASSETS at end of year                              $162,914,569    $184,197,401
                                                                               ============    ============

                   See Notes to Financial Statements

INTERMEDIATE-TERM BOND FUND
Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
COMMERCIAL PAPER                                              3.4%
$1,900,000   Gillette Co.
               6.20% Due 4/3/2000                                   $ 1,899,018
                                                                    -----------
Total Commercial Paper (Cost $1,899,346)                            $ 1,899,018
                                                                    -----------
CORPORATE BONDS                                               2.2%
$  150,000   American Express Credit Corp.
               6.25% Due 8/10/2005                                  $   146,999
   115,000   Cooper Industries, Inc.
               Medium Term Note
               5.88% Due 2/20/2003                                      109,625
 1,005,000   Old Republic International Corp.
               7.00% Due 6/15/2007                                      986,570
                                                                    -----------
Total Corporate Bonds (Cost $1,298,241)                             $ 1,243,194
                                                                    -----------
MORTGAGES                                                     7.6%
$  780,259   Bear Stearns Mortgage Securities
               Remic 1993-10 A9
               7.20% Due 7/25/2024                                  $   731,321
   456,000   Capstead Securities Corp.
               Remic 1993-1E
               7.50% Due 2/1/2023                                       434,299
   154,934   CitiCorp Mortgage Securities, Inc.
               Remic 1993-7 A3
               7.00% Due 6/25/2023                                      149,454
    71,184   CitiCorp Mortgage Securities, Inc.
               Remic 1997-3 A4
               9.00% Due 8/25/2027                                       71,152
   349,648   Collateralized Mortgage Obligation Trust
               Remic 27A
               7.25% Due 4/23/2017                                      344,150
   155,459   DLJ Acceptance Trust
               Remic 1989-1F
               11.00% Due 8/1/2019                                      170,090
    51,445   GE Capital Mortgage Services, Inc.
               Remic 1996-17 2A5
               7.25% Due 12/25/2011                                      50,417
   300,000   GE Capital Mortgage Services, Inc.
               Remic 1996-3 A4
               7.00% Due 3/25/2026                                      287,976
   330,000   GE Capital Mortgage Services, Inc.
               Remic 1996-HE3 A4
               7.49% Due 9/25/2026                                      328,901
   500,000   GE Capital Mortgage Services, Inc.
               Remic 1997-92 A5
               7.00% Due 10/25/2027                                     490,550

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
MORTGAGES (CONTINUED)
$  797,663   GE Capital Mortgage Services, Inc.
               Remic 1998-2 A12
               7.00% Due 1/25/2028                                  $   777,921
     6,819   John J Matterer
               8.50% Due 1/1/2005                                         6,819
   198,533   Prudential Home Mortgage Securities
               Remic 1992-42 A7
               7.00% Due 1/25/2008                                      197,613
   197,964   Prudential Home Mortgage Securities
               Remic 1992-50 A5
               7.63% Due 2/25/2023                                      195,591
                                                                    -----------
Total Mortgages (Cost $4,384,367)                                   $ 4,236,254
                                                                    -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS                                                85.3%
$  560,000   Federal Home Loan Bank
               5.13% Due 9/15/2003                                  $   527,473
   500,000   Federal Home Loan Bank
               8.00% Due 3/28/2008                                      496,394
 1,000,000   Federal Home Loan Bank
               6.75% Due 3/18/2009                                      943,388
     1,640   Federal Home Loan Mortgage Corp.
               Pool #200030
               9.00% Due 3/1/2001                                         1,650
     2,524   Federal Home Loan Mortgage Corp.
               Pool #200035
               9.00% Due 5/1/2001                                         2,541
     6,428   Federal Home Loan Mortgage Corp.
               Pool #200034
               8.50% Due 5/1/2001                                         6,460
    12,052   Federal Home Loan Mortgage Corp.
               Pool #200040
               9.00% Due 6/1/2001                                        12,130
    13,243   Federal Home Loan Mortgage Corp.
               Pool #212242
               7.50% Due 7/1/2001                                        13,239
     1,582   Federal Home Loan Mortgage Corp.
               Pool #212719
               7.50% Due 8/1/2001                                         1,581
    11,258   Federal Home Loan Mortgage Corp.
               Pool #320139
               8.00% Due 9/1/2001                                        11,289
    27,982   Federal Home Loan Mortgage Corp.
               Pool #213857
               7.50% Due 11/1/2001                                       27,973

See Notes to Financial Statements      35

Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$    9,036   Federal Home Loan Mortgage Corp.
               Pool #214040
               7.50% Due 12/1/2001                                  $     9,033
    15,302   Federal Home Loan Mortgage Corp.
               Pool #200070
               7.50% Due 4/1/2002                                        15,275
    24,996   Federal Home Loan Mortgage Corp.
               Pool #200071
               7.50% Due 5/1/2002                                        24,953
    90,380   Federal Home Loan Mortgage Corp.
               Pool #251363
               8.75% Due 5/1/2003                                        90,961
   500,000   Federal Home Loan Mortgage Corp.
               Medium Term Note
               7.25% Due 10/26/2004                                     494,570
 1,500,000   Federal Home Loan Mortgage Corp.
               6.91% Due 6/20/2005                                    1,463,010
   140,023   Federal Home Loan Mortgage Corp.
               Pool #30900
               8.50% Due 5/1/2006                                       142,379
    61,429   Federal Home Loan Mortgage Corp.
               Pool #290143
               8.50% Due 8/1/2006                                        62,348
 1,000,000   Federal Home Loan Mortgage Corp.
               6.35% Due 5/26/2008                                      962,543
 1,000,000   Federal Home Loan Mortgage Corp.
               6.22% Due 6/24/2008                                      923,819
 1,000,000   Federal Home Loan Mortgage Corp.
               6.54% Due 8/26/2008                                      937,880
   983,768   Federal Home Loan Mortgage Corp.
               Remic 1587Z
               6.50% Due 10/15/2008                                     930,425
 1,000,000   Federal Home Loan Mortgage Corp.
               6.41% Due 1/20/2009                                      928,668
 1,200,000   Federal Home Loan Mortgage Corp.
               5.50% Due 2/10/2009                                    1,148,387
   165,000   Federal Home Loan Mortgage Corp.
               6.47% Due 4/9/2009                                       153,485
 1,000,000   Federal Home Loan Mortgage Corp.
               7.00% Due 5/27/2009                                      953,163
   300,000   Federal Home Loan Mortgage Corp.
               7.63% Due 9/9/2009                                       294,413
   148,915   Federal Home Loan Mortgage Corp.
               Pool #301687
               9.00% Due 2/1/2010                                       151,519

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$  174,217   Federal Home Loan Mortgage Corp.
               Pool #298007
               12.00% Due 2/1/2016                                  $   189,525
   370,132   Federal Home Loan Mortgage Corp.
               Remic 1899ZG
               8.00% Due 6/15/2018                                      374,220
   401,357   Federal Home Loan Mortgage Corp.
               Pool #360037
               10.00% Due 9/1/2018                                      429,639
   102,806   Federal Home Loan Mortgage Corp.
               Remic 1302PJ
               8.00% Due 5/15/2021                                      103,466
    91,100   Federal Home Loan Mortgage Corp.
               Remic 1169 D
               7.00% Due 5/15/2021                                       90,885
   560,242   Federal Home Loan Mortgage Corp.
               Remic 1261J
               8.00% Due 7/15/2021                                      563,302
   110,000   Federal Home Loan Mortgage Corp.
               Remic 1311J
               7.50% Due 9/15/2021                                      110,180
    47,005   Federal Home Loan Mortgage Corp.
               Remic 1397D
               7.00% Due 10/15/2021                                      46,756
   393,283   Federal Home Loan Mortgage Corp.
               Remic 1316Z
               8.00% Due 6/15/2022                                      396,947
   669,000   Federal Home Loan Mortgage Corp.
               Remic 1311K
               7.00% Due 7/15/2022                                      638,141
   212,680   Federal Home Loan Mortgage Corp.
               Remic 1706LB
               7.00% Due 6/15/2023                                      204,762
   500,000   Federal Home Loan Mortgage Corp.
               Remic 1770PH
               8.00% Due 8/15/2023                                      501,562
   140,000   Federal Home Loan Mortgage Corp.
               Remic 1692K
               7.20% Due 9/15/2023                                      129,809
   367,000   Federal Home Loan Mortgage Corp.
               Remic 1695EA
               7.00% Due 12/15/2023                                     350,030
   225,000   Federal Home Loan Mortgage Corp.
               Remic 1663C
               7.00% Due 1/15/2024                                      216,978

See Notes to Financial Statements      36

Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$  121,062   Federal Home Loan Mortgage Corp.
               Remic 1847B
               7.50% Due 7/15/2024                                  $   120,491
   265,000   Federal Home Loan Mortgage Corp.
               Remic 1753D
               8.50% Due 9/15/2024                                      271,264
   200,000   Federal Home Loan Mortgage Corp.
               Remic 1900N
               7.50% Due 1/15/2024                                      196,748
   312,439   Federal Home Loan Mortgage Corp.
               Remic 1924A
               10.00% Due 8/15/2025                                     331,728
 1,402,286   Federal Home Loan Mortgage Corp.
               Remic 2092DL
               8.50% Due 9/15/2027                                    1,466,916
   719,231   Federal Home Loan Mortgage Corp.
               Remic 2046PZ
               6.50% Due 2/15/2028                                      626,543
 1,252,939   Federal Home Loan Mortgage Corp.
               Remic 2137GT
               6.50% Due 3/15/2029                                    1,196,259
     6,311   Federal National Mortgage Association
               Pool #26607
               9.00% Due 5/1/2001                                         6,386
     3,536   Federal National Mortgage Association
               Pool #26707
               9.00% Due 5/1/2001                                         3,578
    27,116   Federal National Mortgage Association
               Pool #28645
               9.00% Due 6/1/2001                                        27,440
    37,641   Federal National Mortgage Association
               Pool #28785
               9.00% Due 6/1/2001                                        38,091
     7,855   Federal National Mortgage Association
               Pool #29470
               9.00% Due 7/1/2001                                         7,949
     4,463   Federal National Mortgage Association
               Pool #7242
               8.50% Due 7/1/2001                                         4,488
       839   Federal National Mortgage Association
               Pool #29658
               8.50% Due 7/1/2001                                           843
    16,242   Federal National Mortgage Association
               Pool #30409
               8.50% Due 9/1/2001                                        16,335

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$  201,458   Federal National Mortgage Association
               Remic 1988-3D
               9.10% Due 2/25/2002                                  $   202,055
    67,100   Federal National Mortgage Association
               Pool #47402
               8.00% Due 5/1/2002                                        67,215
    38,612   Federal National Mortgage Association
               Pool #46872
               8.00% Due 5/1/2002                                        38,637
     3,302   Federal National Mortgage Association
               Pool #47137
               8.00% Due 5/1/2002                                         3,308
    27,537   Federal National Mortgage Association
               Pool #46609
               8.00% Due 5/1/2002                                        27,584
    28,157   Federal National Mortgage Association
               Pool #48103
               8.00% Due 5/1/2002                                        28,205
    49,815   Federal National Mortgage Association
               Pool #47932
               8.00% Due 5/1/2002                                        49,900
    75,010   Federal National Mortgage Association
               Pool #50078
               8.50% Due 6/1/2003                                        75,963
    72,605   Federal National Mortgage Association
               Pool #355656
               7.00% Due 8/1/2003                                        71,781
   262,196   Federal National Mortgage Association
               Pool #82407
               9.00% Due 3/1/2004                                       268,740
   385,000   Federal National Mortgage Association
               Medium Term Note
               6.87% Due 10/02/2007                                     369,205
   100,000   Federal National Mortgage Association
               Medium Term Note
               6.58% Due 12/17/2007                                      95,023
 1,500,000   Federal National Mortgage Association
               Medium Term Note
               6.44% Due 1/7/2008                                     1,408,824
   320,000   Federal National Mortgage Association
               Medium Term Note
               6.50% Due 3/19/2008                                      301,834
 1,895,000   Federal National Mortgage Association
               Medium Term Note
               6.48% Due 4/2/2008                                     1,785,210

See Notes to Financial Statements      37

Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$  500,000   Federal National Mortgage Association
               Medium Term Note
               6.61% Due 4/10/2008                                  $   473,502
   863,492   Federal National Mortgage Association
               Remic 1999-43
               7.50% Due 12/25/2008                                     856,752
   378,799   Federal National Mortgage Association
               Remic 1994-20Z
               6.50% Due 2/25/2009                                      352,621
   461,715   Federal National Mortgage Association
               Remic 1994-32Z
               6.50% Due 3/25/2009                                      434,696
 1,000,000   Federal National Mortgage Association
               Remic G93-32J
               6.75% Due 5/25/2009                                      972,220
 1,146,476   Federal National Mortgage Association
               Remic 1994-38J
               7.00% Due 11/25/2012                                   1,113,881
   132,309   Federal National Mortgage Association
               Pool #87277
               7.50% Due 4/1/2018                                       131,407
    58,333   Federal National Mortgage Association
               Remic 1991-141PH
               7.50% Due 4/25/2019                                       58,288
   218,337   Federal National Mortgage Association
               Remic 1989-62G
               8.60% Due 10/25/2019                                     224,117
   399,255   Federal National Mortgage Association
               Pool #522694
               10.50% Due 2/1/2020                                      430,396
   415,000   Federal National Mortgage Association
               Remic 1992-202J
               7.50% Due 4/25/2020                                      411,101
   253,936   Federal National Mortgage Association
               Remic 1990-132Z
               7.00% Due 11/25/2020                                     248,148
   159,478   Federal National Mortgage Association
               Pool #313205
               10.00% Due 12/1/2020                                     169,791
 1,000,000   Federal National Mortgage Association
               Remic 1992-135J
               7.50% Due 2/25/2021                                      992,404
   400,000   Federal National Mortgage Association
               Remic 1993-26K
               7.00% Due 5/25/2021                                      385,420

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$  218,331   Federal National Mortgage Association
               Remic 1992-131H
               7.50% Due 6/25/2021                                  $   218,148
   210,000   Federal National Mortgage Association
               Remic G-41PT
               7.50% Due 10/25/2021                                     205,434
   276,000   Federal National Mortgage Association
               Remic 1993-4K
               7.50% Due 11/25/2021                                     272,666
   279,000   Federal National Mortgage Association
               Remic 1993-1G
               7.50% Due 1/25/2022                                      278,085
   613,040   Federal National Mortgage Association
               Remic G92-40ZC
               7.00% Due 7/25/2022                                      599,477
    57,000   Federal National Mortgage Association
               Remic 1997-7U
               7.00% Due 8/18/2022                                       56,876
 1,000,000   Federal National Mortgage Association
               Remic 1992-138P
               7.50% Due 8/25/2022                                      988,836
   651,252   Federal National Mortgage Association
               Remic 1997-84B
               9.50% Due 10/18/2022                                     674,954
   645,000   Federal National Mortgage Association
               Remic 1993-54J
               6.75% Due 10/25/2022                                     606,356
   192,000   Federal National Mortgage Association
               Remic 1993-4LA
               8.00% Due 1/25/2023                                      194,952
   700,000   Federal National Mortgage Association
               Remic 1993-89D
               7.00% Due 6/25/2023                                      672,611
    18,811   Federal National Mortgage Association
               Remic 1993-244A
               0.00% Due 11/25/2023                                      18,151
   331,266   Federal National Mortgage Association
               Remic G93-40ZC
               6.50% Due 12/25/2023                                     302,172
   230,000   Federal National Mortgage Association
               Remic G93-38H
               6.50% Due 12/25/2023                                     217,814
 1,000,000   Federal National Mortgage Association
               Remic 1994-75N
               7.00% Due 4/25/2024                                      968,697

See Notes to Financial Statements      38

Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$2,207,292   Federal National Mortgage Association
               Remic 1994-76KB
               0.00% Due 4/25/2024                                  $ 1,689,673
   454,461   Federal National Mortgage Association
               Remic 1997-63A
               7.00% Due 3/18/2026                                      443,049
   374,003   Federal National Mortgage Association
               Remic 1998-34AV
               6.50% Due 6/18/2028                                      338,267
    12,035   Federal National Mortgage Association Strips
               Remic 29-1
               0.00% Due 3/1/2018                                         9,821
     6,840   Government National Mortgage Association
               Pool #8881
               8.25% Due 3/15/2006                                        6,991
       883   Government National Mortgage Association
               Pool #9335
               8.25% Due 4/15/2006                                          902
   187,956   Government National Mortgage Association
               Pool #9257
               8.25% Due 6/20/2025                                      189,078
   517,308   Government National Mortgage Association
               Pool #409781
               8.25% Due 8/15/2025                                      524,923
   341,107   Government National Mortgage Association
               Pool #2326
               8.50% Due 11/20/2026                                     347,875

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$1,315,579   Government National Mortgage Association
               Pool #440604
               8.25% Due 6/15/2027                                  $ 1,335,022
   246,194   Government National Mortgage Association
               Pool #453323
               8.25% Due 9/15/2027                                      249,832
   349,862   Government National Mortgage Association
               Pool #453336
               8.25% Due 9/15/2027                                      355,033
   288,469   Government National Mortgage Association
               Pool #427291
               8.25% Due 12/15/2027                                     292,732
   200,000   U.S. Treasury Note
               7.75% Due 2/15/2001                                      202,313
 3,000,000   U.S. Treasury Strips
               0.00% Due 8/15/2002                                    2,585,996
                                                                    -----------
Total United States Government and Agency Obligations
  (Cost $48,986,861)                                                $47,287,174
                                                                    -----------
Total Investments (Cost $56,568,815)                         98.5%  $54,665,640
Other assets in excess of liabilities                         1.5%      815,513
                                                            -----   -----------
Total Net Assets                                            100.0%  $55,481,153
                                                            =====   ===========

See Notes to Financial Statements      39

                 Statement of Assets and Liabilities  March 31, 2000 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $56,568,815)--Note 2(A)                                            $54,665,640
                          Cash                                                                    48,348
                          Receivable for investments sold                                         68,585
                          Receivable for units sold                                              328,189
                          Interest receivable                                                    472,504
                          Other assets                                                            11,150
                                                                                             -----------
                                                                                              55,594,416
                        LIABILITIES:
                          Payable for units redeemed                                $17,580
                          Payable for investment managers                            18,554
                          Accrued expenses                                           77,129      113,263
                                                                                    -------  -----------
                        NET ASSETS at value, applicable to 1,584,882 outstanding
                          units of beneficial interest--Note 5                               $55,481,153
                                                                                             ===========
                        NET ASSET VALUE offering and redemption price per unit
                          ($55,481,153 divided by 1,584,882 units)                           $     35.01
                                                                                             ===========

                 Statement of Operations         Six Months Ended March 31, 2000
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Interest                                               $2,132,546
                                                                                   ---------
                               Total Income                                                   $2,132,546
                          Expenses:
                            Investment manager's fees--Note 3(A)                     117,666
                            Shareholder servicing fees and expenses--Note 3(B)       161,061
                            Custodian fees and expenses                                7,201
                            Legal and auditing fees                                   13,611
                            Consultant fees                                            4,961
                            Trustees' fees and expenses--Note 3(C)                    16,738
                            Printing and Postage                                       9,206
                            Insurance                                                  2,923
                            Other                                                     23,689
                                                                                   ---------
                               Total Expenses                                                   357,056
                                                                                              ---------
                        INVESTMENT INCOME--NET                                                1,775,490
                        REALIZED AND UNREALIZED LOSS ON INVESTMENTS--Note 4:
                          Net realized loss on investments                          (284,234)
                          Unrealized depreciation on investments                    (686,430)
                                                                                   ---------
                        NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                        (970,664)
                                                                                              ---------
                        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 804,826
                                                                                              =========

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                 SIX MONTHS      YEAR ENDED
                                                                                ENDED 3/31/00     9/30/99
                                                                                 (UNAUDITED)     (AUDITED)
                                                                                -------------   ------------
                        OPERATIONS:
                          Investment income--net                                $  1,775,490    $  3,291,906
                          Net realized gain (loss)                                  (284,234)         51,580
                          Net unrealized (depreciation)                             (686,430)     (2,550,969)
                                                                                ------------    ------------
                          Net increase in net assets resulting from operations       804,826         792,517
                                                                                ------------    ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                      7,677,752      16,296,336
                          Value of units redeemed                                (15,525,003)    (14,283,691)
                                                                                ------------    ------------
                          Net increase (decrease) in net assets resulting from
                            capital transactions                                  (7,847,251)      2,012,645
                                                                                ------------    ------------
                          Net increase (decrease)                                 (7,042,425)      2,805,162
                        NET ASSETS at beginning of year                           62,523,578      59,718,416
                                                                                ------------    ------------
                        NET ASSETS at end of year                               $ 55,481,153    $ 62,523,578
                                                                                ============    ============

                   See Notes to Financial Statements

SHORT-TERM INVESTMENT FUND
Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
COMMERCIAL PAPER                                              9.9%
$1,100,000   Ford Motor Credit Co.
               6.04% Due 4/4/2000                                   $ 1,099,262
 1,000,000   Gillette Co.
               6.20% Due 4/3/2000                                       999,483
                                                                    -----------
Total Commercial Paper (Cost $2,099,102)                            $ 2,098,745
                                                                    -----------
CORPORATE BONDS                                              17.8%
$  250,000   Donaldson, Lufkin & Jenrette, Inc.
               Medium Term Note
               6.38% Due 5/26/2000                                  $   249,829
 1,000,000   General Electric Capital Corp.
               Medium Term Note
               5.625% Due 4/1/2000                                      999,892
   355,000   General Electric Capital Corp.
               Medium Term Note
               5.93% Due 5/1/2000                                       354,937
   300,000   PepsiCo, Inc.
               Medium Term Note
               6.80% Due 5/15/2000                                      300,046
    40,000   PepsiCo, Inc.
               Medium Term Note
               5.88% Due 6/1/2000                                        39,938
 1,000,000   Republic New York Corp.
               9.50% Due 7/1/2000                                     1,006,130
   565,000   Wal-Mart Stores, Inc.
               9.10% Due 7/15/2000                                      568,325
   250,000   Wells Fargo Co.
               Medium Term Note
               7.125% Due 4/1/2000                                      250,006
                                                                    -----------
Total Corporate Bonds (Cost $3,773,258)                             $ 3,769,103
                                                                    -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS                                                72.3%
$  250,000   Federal Farm Credit Bank
               Medium Term Note
               5.44% Due 11/16/2001                                 $   244,679
 1,000,000   Federal Home Loan Bank
               5.66% Due 6/23/2000                                      999,012
   250,000   Federal Home Loan Bank
               5.50% Due 7/14/2000                                      249,579
   500,000   Federal Home Loan Bank
               5.21% Due 10/20/2000                                     497,286
   500,000   Federal Home Loan Bank
               5.29% Due 10/27/2000                                     497,339
   255,000   Federal Home Loan Bank
               5.66% Due 12/15/2000                                     253,658

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$  100,000   Federal Home Loan Bank
               6.41% Due 4/10/2001                                  $    99,670
   475,000   Federal Home Loan Bank
               6.29% Due 8/24/2001                                      470,941
   100,000   Federal Home Loan Bank
               5.15% Due 11/5/2001                                       97,350
   100,000   Federal Home Loan Bank
               5.65% Due 12/3/2001                                       97,966
   500,000   Federal Home Loan Bank
               7.19% Due 3/6/2002                                       499,137
    49,653   Federal Home Loan Mortgage Corp.
               Gold Pool #M90397
               7.50% Due 4/1/2000                                        49,654
    41,692   Federal Home Loan Mortgage Corp.
               Gold Pool #N93400
               6.50% Due 4/1/2000                                        41,689
   129,999   Federal Home Loan Mortgage Corp.
               Gold Pool #M80166
               6.00% Due 4/1/2000                                       129,982
    79,430   Federal Home Loan Mortgage Corp.
               Gold Pool #M90412
               8.00% Due 7/1/2000                                        79,584
   126,173   Federal Home Loan Mortgage Corp.
               Remic 1674 VA
               4.95% Due 7/15/2000                                      125,605
    71,537   Federal Home Loan Mortgage Corp.
               Gold Pool #G40001
               7.00% Due 8/1/2000                                        71,201
   386,571   Federal Home Loan Mortgage Corp.
               Gold Pool #L80033
               6.50% Due 8/1/2000                                       383,802
   101,519   Federal Home Loan Mortgage Corp.
               Gold Pool #G50295
               6.50% Due 9/1/2000                                       101,005
    60,393   Federal Home Loan Mortgage Corp.
               Gold Pool #G40009
               6.50% Due 9/1/2000                                        59,961
    34,910   Federal Home Loan Mortgage Corp.
               Gold Pool #G50337
               7.50% Due 10/1/2000                                       35,087
   475,835   Federal Home Loan Mortgage Corp.
               Gold Pool #G40014
               6.50% Due 10/1/2000                                      472,427

See Notes to Financial Statements      42

Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$  346,005   Federal Home Loan Mortgage Corp.
               Gold Pool #L73383
               6.50% Due 10/1/2000                                  $   344,252
    44,740   Federal Home Loan Mortgage Corp.
               Gold Pool #L80044
               6.00% Due 11/1/2000                                       44,350
    72,525   Federal Home Loan Mortgage Corp.
               Gold Pool #M80302
               6.00% Due 12/1/2000                                       71,892
    68,365   Federal Home Loan Mortgage Corp.
               Pool #220003
               8.75% Due 2/1/2001                                        68,698
   250,000   Federal Home Loan Mortgage Corp.
               5.48% Due 2/26/2001                                      247,486
 1,000,000   Federal Home Loan Mortgage Corp.
               5.70% Due 6/8/2001                                       987,185
    40,871   Federal Home Loan Mortgage Corp.
               Pool #200043
               9.00% Due 7/1/2001                                        41,137
   229,780   Federal Home Loan Mortgage Corp.
               Gold Pool #G40285
               7.50% Due 7/1/2001                                       229,910
   312,341   Federal Home Loan Mortgage Corp.
               Pool #220011
               8.75% Due 8/1/2001                                       313,861
    70,428   Federal Home Loan Mortgage Corp.
               Pool #200047
               8.50% Due 8/1/2001                                        70,785
   124,601   Federal Home Loan Mortgage Corp.
               Gold Pool #M80333
               8.00% Due 8/1/2001                                       125,238
   396,110   Federal Home Loan Mortgage Corp.
               Gold Pool #M90463
               7.00% Due 8/1/2001                                       394,254
   134,343   Federal Home Loan Mortgage Corp.
               Gold Pool #N95881
               7.00% Due 8/1/2001                                       133,581
   206,580   Federal Home Loan Mortgage Corp.
               Remic 1156 IB
               7.00% Due 9/15/2001                                      206,174
 1,000,000   Federal Home Loan Mortgage Corp.
               5.52% Due 9/28/2001                                      980,409
   188,512   Federal Home Loan Mortgage Corp.
               Gold Pool #M80341
               7.50% Due 10/1/2001                                      188,619

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$  116,825   Federal Home Loan Mortgage Corp.
               Gold Pool #L80130
               8.00% Due 11/1/2001                                  $   117,422
   100,000   Federal Home Loan Mortgage Corp.
               Medium Term Note
               6.41% Due 11/23/2001                                      99,146
    50,000   Federal Home Loan Mortgage Corp.
               5.50% Due 1/28/2002                                       48,756
     3,906   Federal National Mortgage Association
               Pool #124789
               7.50% Due 4/1/2000                                         3,906
       177   Federal National Mortgage Association
               Pool #190808
               7.50% Due 4/1/2000                                           177
     1,776   Federal National Mortgage Association
               Pool #124833
               7.50% Due 5/1/2000                                         1,773
     1,377   Federal National Mortgage Association
               Pool #190781
               7.50% Due 5/1/2000                                         1,375
    25,878   Federal National Mortgage Association
               Remic 93-33 E
               6.25% Due 5/25/2000                                       25,775
   605,210   Federal National Mortgage Association
               Pool #50754
               6.50% Due 6/1/2000                                       600,496
       173   Federal National Mortgage Association
               Pool #303072
               7.50% Due 7/1/2000                                           172
    77,493   Federal National Mortgage Association
               Pool #124909
               6.00% Due 7/1/2000                                        76,772
   173,724   Federal National Mortgage Association
               Pool #227596
               6.50% Due 8/1/2000                                       172,371
   179,614   Federal National Mortgage Association
               Pool #50934
               6.50% Due 11/1/2000                                      178,215
    28,757   Federal National Mortgage Association
               Pool #190116
               6.50% Due 11/1/2000                                       28,533
   300,000   Federal National Mortgage Association
               Medium Term Note
               5.16% Due 12/22/2000                                     296,691

See Notes to Financial Statements      43

Statement of Investments
March 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$  428,167   Federal National Mortgage Association
               Pool #266905
               6.50% Due 1/1/2001                                   $   423,475
   109,094   Federal National Mortgage Association
               Pool #269915
               6.50% Due 1/1/2001                                       108,244
   105,538   Federal National Mortgage Association
               Pool #264971
               6.50% Due 1/1/2001                                       104,381
   361,614   Federal National Mortgage Association
               Pool #250065
               7.00% Due 4/1/2001                                       358,606
    23,081   Federal National Mortgage Association
               Pool #190778
               6.00% Due 5/1/2001                                        22,866
 1,150,000   Federal National Mortgage Association
               Medium Term Note
               5.65% Due 6/1/2001                                     1,136,078
   500,000   Federal National Mortgage Association
               6.63% Due 6/5/2001                                       498,416
   100,000   Federal National Mortgage Association
               Medium Term Note
               6.00% Due 6/21/2001                                       99,089
   100,000   Federal National Mortgage Association
               Medium Term Note
               6.00% Due 7/17/2001                                       99,024

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS
 (CONTINUED)
$  114,136   Federal National Mortgage Association
               Pool #250131
               8.00% Due 8/1/2001                                   $   114,304
   275,000   Federal National Mortgage Association
               Medium Term Note
               5.25% Due 10/1/2001                                      269,050
   135,000   Federal National Mortgage Association
               Medium Term Note
               6.40% Due 10/16/2001                                     134,050
    78,322   Federal National Mortgage Association
               Pool #250161
               7.50% Due 12/1/2001                                       78,094
   250,000   Federal National Mortgage Association
               Medium Term Note
               6.61% Due 1/18/2002                                      248,081
                                                                    -----------
Total United States Government and Agency
Obligations (Cost $15,452,683)                                      $15,349,783
                                                                    -----------
Total Investments (Cost $21,325,043)                        100.0%  $21,217,631
Liabilities in excess of other assets                         0.0%         (667)
                                                            -----   -----------
Total Net Assets                                            100.0%  $21,216,964
                                                            =====   ===========

See Notes to Financial Statements      44

                 Statement of Assets and Liabilities  March 31, 2000 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $21,325,043)--Note 2(A)                                            $21,217,631
                          Cash                                                                    61,570
                          Receivable for investments sold                                          6,649
                          Receivable for units sold                                               12,305
                          Interest receivable                                                    237,813
                          Other assets                                                            23,929
                                                                                             -----------
                                                                                              21,559,897
                        LIABILITIES:
                          Payable for units redeemed                               $281,636
                          Payable for investment managers                             5,031
                          Accrued expenses                                           56,266      342,933
                                                                                   --------  -----------
                        NET ASSETS at value, applicable to 892,191 outstanding
                          units of beneficial interest--Note 5                               $21,216,964
                                                                                             ===========
                        NET ASSET VALUE offering and redemption price per unit
                          ($21,216,964 divided by 892,191 units)                             $     23.78
                                                                                             ===========

                 Statement of Operations         Six Months Ended March 31, 2000
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Interest                                                  $782,978
                                                                                      --------
                               Total Income                                                      $782,978
                          Expenses:
                            Investment manager's fees--Note 3(A)                        33,965
                            Shareholder servicing fees and expenses--Note 3(B)          80,343
                            Custodian fees and expenses                                  6,198
                            Legal and auditing fees                                     12,759
                            Consultant fees                                              4,961
                            Trustees' fees and expenses--Note 3(C)                      16,738
                            Printing and Postage                                         9,206
                            Insurance                                                      675
                            Other                                                       16,959
                                                                                      --------
                               Total Expenses                                          181,804
                               Less expense reimbursement--Note 3(A)                   (72,927)
                                                                                      --------
                               Net Expenses                                                       108,877
                                                                                                 --------
                        INVESTMENT INCOME--NET                                                    674,101
                        REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS--Note 4:
                          Net realized (loss) on investments                           (15,329)
                          Unrealized (depreciation) on investments                     (91,791)
                                                                                      --------
                        NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS                        (107,120)
                                                                                                 --------
                        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $566,981
                                                                                                 ========

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                  SIX MONTHS     YEAR ENDED
                                                                                 ENDED 3/31/00     9/30/99
                                                                                  (UNAUDITED)     (AUDITED)
                                                                                 -------------   -----------
                        OPERATIONS:
                          Investment income--net                                  $   674,101    $ 1,259,324
                          Net realized (loss)                                         (15,329)       (40,124)
                          Net unrealized (depreciation)                               (91,791)       (54,097)
                                                                                  -----------    -----------
                          Net increase in net assets resulting from operations        566,981      1,165,103
                                                                                  -----------    -----------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                       9,413,456     28,862,046
                          Value of units redeemed                                 (16,049,445)   (35,125,697)
                                                                                  -----------    -----------
                          Net (decrease) in net assets resulting from capital
                          transactions                                             (6,635,989)    (6,263,651)
                                                                                  -----------    -----------
                          Net (decrease)                                           (6,069,008)    (5,098,548)
                          NET ASSETS at beginning of year                          27,285,972     32,384,520
                                                                                  -----------    -----------
                          NET ASSETS at end of year                               $21,216,964    $27,285,972
                                                                                  ===========    ===========

                   See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
                 NOTE 1--GENERAL
                     Participation in RSI Retirement Trust ("RSI") is limited to
                 IRA's and trusts established by eligible employers, which include banks, savings banks, credit unions, savings and loan associations and other organizations determined by the Trustees of RSI to have business interests in common with organizations participating in RSI. Such trusts are exempt from taxation under Section 501(a) of the Internal Revenue Code ("Code") and have been established under pension or profit sharing plans that are qualified under Section 401 of the Code ("Participating Plans").

                     In order to provide investment products to Participating
                 Plans, RSI operates, pursuant to an Agreement and Declaration of Trust amended effective as of August 31, 1984 ("Trust Agreement"), as a series fund currently issuing as of March 31, 2000 seven classes of units of beneficial interest:
                 Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund and Short-Term Investment Fund (collectively, "Investment Funds" and individually, "Investment Fund"). The Trust Agreement was amended in 1984 to provide for the continued operation of RSI as an open-end management investment company under the Investment Company Act of 1940 ("Act"). Retirement System Distributors Inc. ("Distributors") acts as the distributor of the Investment Funds' units of beneficial interest. The Distributor is a wholly owned subsidiary of Retirement System Group Inc.
                 ("RSGroup-Registered Trademark-").

                     The financial statements of the Investment Funds are
                 presented on a combined and individual basis. The combined financial statements should be read in conjunction with the individual financial statements.

                 NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

                 (A) SECURITIES VALUATION:  Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

                     (1) each listed equity security is valued at its closing
                         price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current closing price or bid price;

                     (2) each unlisted equity security quoted on the NASDAQ is
                         valued at the last current bid price obtained from the NASDAQ;

                     (3) United States government and agency obligations and
                         certain other debt obligations are valued based upon bid quotations from various market makers for identical or similar obligations;

                     (4) short-term money market instruments (such as
                         certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.

                     Debt securities with remaining maturities of 60 days or
                 less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of RSI using methods and procedures reviewed and approved by the RSI's Trustees.

                     Investments and other assets and liabilities denominated in foreign currencies are translated to United States dollars at the prevailing rate of exchange. It is not practical to isolate that portion of income arising from changes in the exchange rates from the portion arising from changes in the market prices of securities.

                 (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:  Securities
                     transactions are recorded on a trade date plus one basis. Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, amortization of discount and premium on investments and zero coupon bonds, is recognized on an accrual basis.

                     The Investment Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds' Manager, subject to the sellers' agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Investment Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

                 (C) SECURITIES LOANS:  The Investment Funds lend their
                     securities to other market participants and receive compensation in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Investment Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gains or losses in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Investment Funds.

                     Collateral is recognized as an asset and the obligation to return the collateral is recognized as a liability in all cases where cash collateral is received. When other forms of collateral are received, the assets and liabilities are generally not recognized as the counterparties have the ability to reclaim the collateral on short notice from the funds.

                 (D) DIVIDENDS TO UNITHOLDERS:  RSI does not normally declare nor pay dividends on its net investment income or capital gains.

                 (E) FEDERAL INCOME TAXES:  RSI has received a determination letter from the Internal Revenue Service stating that it is exempt from taxation under Section 501(a) of the Internal Revenue Code with respect to funds derived from Participating Plans which are pension or profit sharing trusts maintained in conformity with Section 401 of the Code.

                 (F) ACCOUNTING ESTIMATES:  The preparation of financial
                     statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the year. Actual results could differ from those estimates.

                 (G) OTHER:  RSI accounts separately for the assets, liabilities and operations of each Investment Fund. Expenses directly attributed to each Investment Fund are charged to that Investment Fund's operations; expenses which are applicable to all Investment Funds are allocated among them.

                     Administrative expenses incurred by RSI relating to the administration of Plans of Participation are charged to Full Participation Employers (as defined in the Trust Agreement) and are not included in the operation of the Investment Funds.

                     The Investment Funds may enter into financial futures contracts which require initial margin deposits of cash or U.S. Government securities equal to approximately 10% of the value of the contract. During the period the financial futures are open, changes in the value of the contracts are recognized by "marking to market" on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. The Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

                 (H) OPTIONS VALUATION:  The Investment Funds may write call options on equity securities. Premiums received for call options written are recorded as a liability and "marked to market" daily to reflect the current value of the option written. If the written option is exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.

                 NOTE 3--INVESTMENT MANAGERS' FEES AND OTHER TRANSACTIONS WITH AFFILIATES

                 (A) Retirement System Investors Inc. ("Investors") is the
                     Investment Advisor for each Investment Fund. Investors has retained sub-advisors to manage the International Equity Fund and the Emerging Growth Equity Fund. Investors acts as Investment Manager to the remaining Trust Investment Funds, and in the case of all Investment Funds, exercises general oversight with respect to the portfolio management, including reporting of manager performance to the Trustees and Investment Committee, compliance matters, sub-advisory portfolio analysis, and presentations to unitholders.

                     Fees incurred by Investors pursuant to the provisions of its investment management contracts are payable monthly to Investors and quarterly to all sub-advisors and are computed based on the value of the net assets of each Investment Fund determined on a monthly or quarterly basis as appropriate at the rates listed in the following table.

                     The table of rates below are those as of March 31, 2000 as approved by the unitholders.

                            INVESTMENT FUND             INVESTMENT MANAGER              FEE
                            ---------------             ------------------              ---
                            Core Equity Fund           Retirement System     .60% on first $50 million
                                                       Investors Inc.        .50% on next $150 million,
                                                                             and .40% over $200 million
                            Value Equity Fund          Retirement System     .60% on first $10 million,
                                                       Investors Inc.        .50% on next $10 million,
                                                                             .40% on next $20 million,
                                                                             and .30% over $40 million
                            Emerging Growth            Retirement System     1.00%
                              Equity Fund              Investors, Inc.       1.00% on first $25 million
                                                       HLM Management        .80% on next $25 million,
                                                       Company, Inc.         and .60% over $50 million
                                                       (Sub-adviser)
                            International              Bank of Ireland       .75% on first $20 million,
                              Equity Fund              Asset                 .50% on next $30 million,
                                                       Management (U.S.)     and .35% over $50 million
                                                       Limited
                                                       (Sub-adviser)
                            Actively Managed           Retirement System     .40% on first $50 million,
                              Bond Fund                Investors, Inc.       .30% on next $100 million,
                                                                             and .20% over $150 million
                            Intermediate-Term          Retirement System     .40% on first $50 million,
                              Bond Fund                Investors Inc.        .30% on next $100 million,
                                                                             and .20% over $150 million

                            INVESTMENT FUND             INVESTMENT MANAGER              FEE
                            ---------------             ------------------              ---
                            Short-Term                 Retirement System     .25% on first $50 million,
                              Investment Fund          Investors Inc.        and .20% over $50 million

                     RSI's investment management agreement with Investors provides for RSI to receive a management fee of 0.20% per annum of the average daily net assets of the Investment Funds that employ a sub-advisor. For the six months ended March 31, 2000, Investors has voluntarily waived a portion of its investment manager's fee from the Short-Term Investment Fund amounting to $72,927, to limit the Fund's annual expenses to 0.80% of average net assets.

                 (B) Shareholder servicing fees and expenses for the six month period consist of fees paid to Retirement System Consultants Inc., (a subsidiary of RSGROUP) under a contract for providing administrative services for the Investment Funds. The fee arrangement applicable for each of the Investment Funds is as follows:

          AVERAGE NET ASSETS                    FEE
          ------------------                    ---
          First $25 million                     .60%
          Next $25 million                      .50%
          Next $25 million                      .40%
          Over $75 million                      .30%

                 (C) Each Trustee who is not an officer of RSI receives an
                     annual fee of $9,500 and a fee of $950 per meeting attended, except that such fee is $400 for a telephonic meeting. Such Trustees also participate in a deferred compensation plan which permits each Trustee to defer payment of a portion of their fees. A Trustee and several officers of RSI are also officers of RSGROUP and its subsidiaries.

                 NOTE 4--SECURITIES TRANSACTIONS
                     The following summarizes the securities transactions, other than short-term securities, by the various Investment Funds for the six months ended March 31, 2000:

                                                                     PURCHASES        SALES
                                                                     ---------        -----
                        Core Equity Fund                            $ 1,557,571   $  8,463,691
                        Value Equity Fund                            38,665,091     42,885,271
                        Emerging Growth Equity Fund                  83,033,422    105,302,069
                        International Equity Fund                    12,699,542     10,183,165
                        Actively Managed Bond Fund                   18,884,561     42,159,604
                        Intermediate-Term Bond Fund                   4,684,974     11,415,206

                     Net unrealized appreciation (depreciation) consisting of
                 gross unrealized appreciation and gross unrealized depreciation at March 31, 2000 for each of the Investment Funds was as follows:

                                                       NET UNREALIZED       GROSS          GROSS
                                                        APPRECIATION     UNREALIZED      UNREALIZED
                                                       (DEPRECIATION)   APPRECIATION    DEPRECIATION
                                                       --------------   ------------    ------------
                        Core Equity Fund                $139,889,019    $140,467,821    $  (578,802)
                        Value Equity Fund                 10,565,060      16,440,904     (5,875,844)
                        Emerging Growth Equity Fund       26,992,317      32,334,042     (5,341,725)
                        International Equity Fund         10,528,203      13,132,822     (2,604,619)
                        Actively Managed Bond Fund        (7,705,743)      1,090,538     (8,796,281)
                        Intermediate-Term Bond Fund       (1,903,175)         79,050     (1,982,225)
                        Short-Term Investment Fund          (107,412)          1,656       (109,068)

                     The following summarizes the market value of securities
                 that were on loan to brokers and the value of securities and cash held as collateral for these loans at March 31, 2000:

                                                                      VALUE OF
                                                                     SECURITIES     VALUE OF
                                                                       LOANED      COLLATERAL
                                                                       ------      ----------
                        Core Equity Fund                             $ 1,716,797   $ 1,837,894
                        Value Equity Fund                             12,458,372    12,903,206
                        Emerging Growth Equity Fund                   19,563,798    19,631,378
                        International Equity Fund                        547,331       552,500

                     These securities lending arrangements may result in
                 significant credit exposure in the event the counterparty to the transaction was unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collaterized by cash or securities with a market value in excess of the Investment Funds obligation under the contract. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

                     In June 1996, the Financial Accounting Standards Board
                 issued Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 125"). SFAS 125 provides accounting and reporting standards for transfers of financial assets, including repurchase agreements and securities lending arrangements, and establishes new requirements for pledged collateral. RSI has adopted this pronouncement effective January 1, 1998 and its adoption had no effect on the net assets of the Investment Funds.

                     For the six months ended March 31, 2000 the Emerging Growth
                 Equity Fund had expenses paid through brokerage/service arrangements which amounted to $2,625.

                 NOTE 5--CAPITAL TRANSACTIONS:

                     At March 31, 2000 there were an unlimited number of units
                 of beneficial interest authorized for each Investment Fund.

                     Transactions in the units of beneficial interest of each
                 Investment Fund for the six months ended March 31, 2000 were as follows:

                                                     CORE EQUITY                      VALUE EQUITY
                                                         FUND                             FUND
                                                         ----                             ----
                                                UNITS         AMOUNT             UNITS         AMOUNT
                                                -----         ------             -----         ------
                        Units sold              301,441    $ 33,455,771          232,419    $ 17,435,966
                        Units redeemed         (289,846)    (32,215,157)        (206,161)    (15,525,387)
                                               --------    ------------         --------    ------------
                        Net increase
                         (decrease)              11,595    $  1,240,614           26,258    $  1,910,579
                                               ========    ============         ========    ============

                                                   EMERGING GROWTH                   INTERNATIONAL
                                                     EQUITY FUND                      EQUITY FUND
                                                     -----------                      -----------
                                                UNITS         AMOUNT             UNITS        AMOUNT
                                                -----         ------             -----        ------
                        Units sold              384,271    $ 43,979,051          225,005    $14,670,626
                        Units redeemed         (565,191)    (66,980,979)        (119,780)    (7,364,485)
                                               --------    ------------         --------    -----------
                        Net increase
                         (decrease)            (180,920)   $(23,001,928)         105,225    $ 7,306,141
                                               ========    ============         ========    ===========

                                                    ACTIVELY MANAGED                 INTERMEDIATE-TERM
                                                       BOND FUND                         BOND FUND
                                                       ---------                         ---------
                                                 UNITS          AMOUNT             UNITS         AMOUNT
                                                 -----          ------             -----         ------
                        Units sold                579,861    $ 21,484,874          221,501    $  7,677,752
                        Units redeemed         (1,224,657)    (45,680,794)        (446,777)    (15,525,003)
                                               ----------    ------------         --------    ------------
                        Net increase
                         (decrease)              (644,796)   $(24,195,920)        (225,276)   $ (7,847,251)
                                               ==========    ============         ========    ============

                                                       SHORT-TERM
                                                    INVESTMENT FUND
                                                    ---------------
                                                 UNITS         AMOUNT
                                                 -----         ------
                        Units sold               401,891    $  9,413,456
                        Units redeemed          (681,583)    (16,049,445)
                                                --------    ------------
                        Net increase
                         (decrease)             (279,692)   $ (6,635,989)
                                                ========    ============

                     Transactions in the units of beneficial interest of each
                 Investment Fund for the year ended September 30, 1999 were as follows:

                                                         CORE                            VALUE
                                                     EQUITY FUND                      EQUITY FUND
                                                     -----------                      -----------
                                                UNITS         AMOUNT             UNITS         AMOUNT
                                                -----         ------             -----         ------
                        Units sold              232,825    $ 32,286,369          322,785    $ 23,902,497
                        Units redeemed         (813,497)    (83,603,978)        (280,637)    (28,708,085)
                                               --------    ------------         --------    ------------
                        Net increase
                         (decrease)            (580,672)   $(51,317,609)          42,148    $ (4,805,588)
                                               ========    ============         ========    ============

                                                   EMERGING GROWTH                   INTERNATIONAL
                                                     EQUITY FUND                      EQUITY FUND
                                                     -----------                      -----------
                                                UNITS         AMOUNT             UNITS         AMOUNT
                                                -----         ------             -----         ------
                        Units sold              219,060    $ 15,660,494          328,739    $ 18,155,816
                        Units redeemed         (285,013)    (19,050,135)        (196,704)    (10,410,771)
                                               --------    ------------         --------    ------------
                        Net increase
                         (decrease)             (65,953)   $ (3,389,641)         132,035    $  7,745,045
                                               ========    ============         ========    ============

                                                   ACTIVELY MANAGED                 INTERMEDIATE-TERM
                                                       BOND FUND                        BOND FUND
                                                       ---------                        ---------
                                                 UNITS         AMOUNT             UNITS         AMOUNT
                                                 -----         ------             -----         ------
                        Units sold             1,478,003    $ 55,604,217          475,910    $ 16,296,336
                        Units redeemed          (830,998)    (31,115,385)        (417,042)    (14,283,691)
                                               ---------    ------------         --------    ------------
                        Net increase
                         (decrease)              647,005    $ 24,488,832           58,868    $  2,012,645
                                               =========    ============         ========    ============

                                                       SHORT-TERM
                                                    INVESTMENT FUND
                                                    ---------------
                                                 UNITS          AMOUNT
                                                 -----          ------
                        Units sold              1,268,707    $ 28,862,046
                        Units redeemed         (1,548,299)    (35,125,697)
                                               ----------    ------------
                        Net increase
                         (decrease)              (279,592)   $ (6,263,651)
                                               ==========    ============

                     Net Assets at March 31, 2000 are comprised as follows:

                                                                                 EMERGING
                                                 CORE EQUITY       VALUE       GROWTH EQUITY   INTERNATIONAL
                                                    FUND            FUND           FUND         EQUITY FUND
                                                    ----            ----           ----         -----------
                        Paid-in capital
                          (deficit)             $(197,532,278)  $(30,826,137)  $(67,135,865)    $12,844,886
                        Accumulated income
                          (loss)                   49,541,886     20,417,836     (5,570,089)     (2,046,186)
                        Accumulated realized
                          gain                    203,696,049     99,292,403    150,424,961      45,965,870
                        Unrealized
                          appreciation            139,889,019     10,565,060     26,992,317      10,388,475
                                                -------------   ------------   ------------     -----------
                                                $ 195,594,676   $ 99,449,162   $104,711,324     $67,153,045
                                                =============   ============   ============     ===========

                                                         SHORT-TERM                          ACTIVELY
                                                         INVESTMENT    INTERMEDIATE-TERM     MANAGED
                                                            FUND           BOND FUND        BOND FUND
                                                            ----           ---------        ---------
                        Paid-in capital (deficit)       $(23,961,450)    $(90,171,712)     $(48,910,997)
                        Accumulated income               44,011,993       131,689,446       183,331,851
                        Accumulated realized gain         1,273,833        15,866,594        36,199,458
                        Unrealized appreciation
                          (depreciation)                   (107,412)       (1,903,175)       (7,705,743)
                                                        ------------     ------------      ------------
                                                        $21,216,964      $ 55,481,153      $162,914,569
                                                        ============     ============      ============

                 NOTE 6--FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK:
                     The Investment Funds' activity during the year in writing
                 equity call options had off-balance sheet risk of accounting loss. These financial instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. A written equity call option obligates an Investment Fund to deliver the underlying security upon exercise by the holder of the option. The Investment Funds cover options written by owning the underlying security.

                     A summary of the Investment Funds' option transactions
                 written for the year follows:

                                                                     NUMBER OF
                                                                      OPTIONS    PREMIUMS
                                                                     CONTRACTS   RECEIVED
                                                                     ---------   --------
                        CORE EQUITY FUND
                        Contracts outstanding at September 30, 1999       0      $      0
                        Options written                                 110       105,321
                        Options exercised                               (40)      (26,299)
                        Options expired                                   0             0
                                                                       ----      --------
                        Contracts outstanding at March 31, 2000          70      $ 79,022
                                                                       ====      ========
                        VALUE EQUITY FUND
                        Contracts outstanding at September 30, 1999       0      $      0
                        Options written                                  27         7,352
                        Options exercised                                (7)       (2,189)
                        Options expired                                 (20)       (5,163)
                                                                       ----      --------
                        Contracts outstanding at March 31, 2000           0      $      0
                                                                       ====      ========

                     As of March 31, 2000, the International Equity Fund had
                 outstanding forward currency contracts as set forth below. These contracts are reported in the financial statements at the Fund's net loss of $(134,010) which is the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at March 31, 2000.

                                                                 SETTLEMENT            UNREALIZED
                                          CONTRACTS TO BUY          DATE               GAIN (LOSS)
                                          ----------------          ----               -----------
                                       Japanese Yen for U.S.
                      46,613,000       $446,883                    4/18/00              $  (8,434)
                                       Japanese Yen for U.S.
                      59,525,000       $574,399                    4/28/00                 (5,964)
                                       Japanese Yen for U.S.
                      59,770,000       $542,969                     5/2/00                (42,163)
                                       Japanese Yen for U.S.
                      49,889,000       $467,432                     5/9/00                (21,506)
                                       Japanese Yen for U.S.
                      46,613,000       $449,066                    5/18/00                 (8,412)
                                       Japanese Yen for U.S.
                      44,705,000       $414,934                    5/18/00                (23,817)
                                       Japanese Yen for U.S.
                      38,983,000       $356,367                    5/30/00                (23,714)
                                                                                        ---------
                                                                                        $(134,010)
                                                                                        =========

                 NOTE 7--FINANCIAL HIGHLIGHTS

                                                                                  CORE EQUITY FUND
                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/00       ENDED        ENDED        ENDED        ENDED        ENDED
                                                    (UNAUDITED)    9/30/99      9/30/98      9/30/97      9/30/96      9/30/95
                                                    -----------    -------      -------      -------      -------      -------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the year)
                        Net Asset Value, Beginning
                          of Year                     $106.30       $79.41       $76.11       $56.57       $46.71       $35.57
                                                    ---------    ---------    ---------    ---------    ---------    ---------
                        Income from Investment
                          Operations:

                        Investment income--net           0.07         0.37         0.58         0.60         0.72         0.74
                        Net realized and
                          unrealized gain on
                          investments                   12.03        26.52         2.72        18.94         9.14        10.40
                                                    ---------    ---------    ---------    ---------    ---------    ---------
                        Total from Investment
                          Operations                    12.10        26.89         3.30        19.54         9.86        11.14
                                                    ---------    ---------    ---------    ---------    ---------    ---------
                        Net Asset Value, End of
                          the Year                    $118.40      $106.30       $79.41       $76.11       $56.57       $46.71
                                                    =========    =========    =========    =========    =========    =========
                        TOTAL RETURN+                   11.38 %      33.86 %       4.34 %      34.54 %      21.11 %      31.21 %

                        RATIOS/SUPPLEMENTAL DATA

                        Ratios to Average Net
                          Assets++
                          Expenses                      (1.01)%      (0.97)%      (0.94)%      (0.90)%      (0.92)%      (0.98)%
                          Investment income--net         0.13 %       0.37 %       0.72 %       0.92 %       1.40 %       1.86 %
                        Portfolio Turnover Rate+         0.89 %       8.89 %       5.62 %       5.68 %       9.95 %       7.91 %
                        Net Assets at End of the
                          Year ($1,000's)            $195,595     $174,373     $176,367     $212,273     $217,356     $189,942

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.

                                                                                  VALUE EQUITY FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                       3/31/00       ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)    9/30/99      9/30/98      9/30/97      9/30/96      9/30/95
                                                     -----------    -------      -------      -------      -------      -------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the year)
                        Net Asset Value, Beginning
                          of Year                       $72.01       $56.27       $57.36       $39.67       $32.63       $27.05
                                                     ---------    ---------    ---------    ---------    ---------    ---------
                        Income from Investment
                          Operations:

                        Investment income--net            0.31         0.66         0.57         0.60         0.72         0.93
                        Net realized and unrealized
                          gain (loss) on
                          investments                    10.25        15.08        (1.66)       17.09         6.32         4.65
                                                     ---------    ---------    ---------    ---------    ---------    ---------
                        Total from Investment
                          Operations                     10.56        15.74        (1.09)       17.69         7.04         5.58
                                                     ---------    ---------    ---------    ---------    ---------    ---------
                        Net Asset Value, End of the
                          Year                          $82.57       $72.01       $56.27       $57.36       $39.67       $32.63
                                                     =========    =========    =========    =========    =========    =========
                        TOTAL RETURN+                    14.66%       27.97%       (1.90)%      44.59%       21.58%       20.63%

                        RATIOS/SUPPLEMENTAL DATA

                        Ratios to Average Net
                          Assets++
                          Expenses                       (0.98)%      (1.02)%      (1.11)%      (1.20)%      (1.20)%      (1.32)%
                          Investment income--net          0.82%        0.94%        0.93%        1.26%        1.98%        3.24 %
                        Portfolio Turnover Rate+         44.56%       90.14%       95.66%       99.25%       61.53%       67.06 %
                        Net Assets at End of the
                          Year ($1,000's)              $99,449      $84,839      $63,931      $60,389      $52,231      $43,824

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.

                                                                             EMERGING GROWTH EQUITY FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                       3/31/00       ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)    9/30/99      9/30/98      9/30/97      9/30/96      9/30/95
                                                     -----------    -------      -------      -------      -------      -------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the period)
                        Net Asset Value, Beginning
                          of Year                       $80.96       $54.90       $84.47       $67.07       $52.58       $35.96
                                                     ---------    ---------    ---------    ---------    ---------    ---------
                        Income from Investment
                          Operations:

                        Investment (loss)--net           (0.80)       (1.05)       (0.90)       (0.95)       (0.90)       (0.67)
                        Net realized and unrealized
                          gain (loss) on
                          investments                    57.59        27.11       (28.67)       18.35        15.39        17.29
                                                     ---------    ---------    ---------    ---------    ---------    ---------
                        Total from Investment
                          Operations                     56.79        26.06       (29.57)       17.40        14.49        16.62
                                                     ---------    ---------    ---------    ---------    ---------    ---------
                        Net Asset Value, End of the
                          Year                         $137.75       $80.96       $54.90       $84.47       $67.07       $52.58
                                                     =========    =========    =========    =========    =========    =========
                        TOTAL RETURN+                    70.15 %      47.47 %     (35.01)%      25.94 %      27.56 %      46.22 %

                        RATIOS/SUPPLEMENTAL DATA

                        Ratios to Average Net
                          Assets++
                          Expenses                       (1.79)%      (1.99)%      (1.94)%      (1.98)%      (1.91)%      (2.12)%
                          Investment (loss)--net         (1.42)%      (1.55)%      (1.22)%      (1.39)%      (1.54)%      (1.61)%
                        Portfolio Turnover Rate+         90.50 %     222.98 %     204.41 %     177.68 %     150.40 %     170.54 %
                        Net Assets at End of the
                          Year ($1,000's)             $104,711      $76,191      $55,287      $91,589      $92,136      $74,625

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.

                                                                             INTERNATIONAL EQUITY FUND
                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/00       ENDED        ENDED        ENDED        ENDED        ENDED
                                                    (UNAUDITED)    9/30/99      9/30/98      9/30/97      9/30/96      9/30/95
                                                    -----------    -------      -------      -------      -------      -------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the year)
                        Net Asset Value, Beginning
                          of Year                      $55.87       $45.44       $51.09       $45.25       $40.25       $38.08
                                                    ---------    ---------    ---------    ---------    ---------    ---------
                        Income from Investment
                          Operations:

                        Investment (loss)--net          (0.16)       (0.21)       (0.14)       (0.14)       (0.08)       (0.02)
                        Net realized and
                          unrealized gain (loss)
                          on investments                12.30        10.64        (5.51)        5.98         5.08         2.19
                                                    ---------    ---------    ---------    ---------    ---------    ---------
                        Total from Investment
                          Operations                    12.14        10.43        (5.65)        5.84         5.00         2.17
                                                    ---------    ---------    ---------    ---------    ---------    ---------
                        Net Asset Value, End of
                          the Year                     $68.01       $55.87       $45.44       $51.09       $45.25       $40.25
                                                    =========    =========    =========    =========    =========    =========
                        TOTAL RETURN+                   21.73 %      22.95 %     (11.06)%      12.91 %      12.42 %       5.70 %

                        RATIOS/SUPPLEMENTAL DATA

                        Ratios to Average Net
                          Assets++
                          Expenses                      (1.74)%      (1.97)%      (1.94)%      (1.96)%      (1.93)%      (1.90)%
                          Investment income
                            (loss)--net                 (0.51)%      (0.39)%      (0.27)%      (0.29)%      (0.20)%      (0.07)%
                        Portfolio Turnover Rate+        19.36 %     120.42 %      92.82 %      61.87 %      51.29 %      51.40 %
                        Net Assets at End of the
                          Year ($1,000's)             $67,153      $49,288      $34,083      $35,276      $39,602      $31,143

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.

                                                                                  ACTIVELY MANAGED
                                                                                     BOND FUND
                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/00       ENDED        ENDED        ENDED        ENDED        ENDED
                                                    (UNAUDITED)    9/30/99      9/30/98      9/30/97      9/30/96      9/30/95
                                                    -----------    -------      -------      -------      -------      -------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the year)
                        Net Asset Value, Beginning
                          of Year                      $37.21       $37.73       $33.89       $30.79       $29.58       $26.06
                                                    ---------    ---------    ---------    ---------    ---------    ---------
                        Income from Investment
                          Operations:

                        Investment income--net           1.32         2.32         2.19         2.04         1.80         1.64
                        Net realized and
                          unrealized gain (loss)
                          on investments                (0.69)       (2.84)        1.65         1.06        (0.59)        1.88
                                                    ---------    ---------    ---------    ---------    ---------    ---------
                        Total from Investment
                          Operations                     0.63        (0.52)        3.84         3.10         1.21         3.52
                                                    ---------    ---------    ---------    ---------    ---------    ---------
                        Net Asset Value, End of
                          the Year                     $37.84       $37.21       $37.73       $33.89       $30.79       $29.58
                                                    =========    =========    =========    =========    =========    =========
                        TOTAL RETURN+                    1.69 %      (1.38)%      11.33 %      10.07 %       4.09 %      13.51 %

                        RATIOS/SUPPLEMENTAL DATA

                        Ratios to Average Net
                          Assets++
                          Expenses                      (0.80)%      (0.78)%      (0.81)%      (0.81)%      (0.80)%      (0.84)%
                          Investment income--net         7.13 %       6.17 %       6.16 %       6.32 %       5.94 %       5.95 %
                        Portfolio Turnover Rate+        10.87 %      42.18 %      71.12 %      69.29 %      17.14 %      18.21 %
                        Net Assets at End of the
                          Year ($1,000's)            $162,915     $184,197     $162,355     $147,139     $150,304     $140,127

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                                                 INTERMEDIATE-TERM
                                                                                     BOND FUND
                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/00       ENDED        ENDED        ENDED        ENDED        ENDED
                                                    (UNAUDITED)    9/30/99      9/30/98      9/30/97      9/30/96      9/30/95
                                                    -----------    -------      -------      -------      -------      -------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the year)
                        Net Asset Value, Beginning
                          of Year                      $34.54       $34.10       $31.55       $29.30       $28.01       $25.40
                                                    ---------    ---------    ---------    ---------    ---------    ---------
                        Income from Investment
                          Operations:

                        Investment income--net           1.00         1.85         1.93         1.78         1.74         1.66
                        Net realized and
                          unrealized gain (loss)
                          on investments                (0.53)       (1.41)        0.62         0.47        (0.45)        0.95
                                                    ---------    ---------    ---------    ---------    ---------    ---------
                        Total from Investment
                          Operations                     0.47         0.44         2.55         2.25         1.29         2.61
                                                    ---------    ---------    ---------    ---------    ---------    ---------
                        Net Asset Value, End of
                          the Year                     $35.01       $34.54       $34.10       $31.55       $29.30       $28.01
                                                    =========    =========    =========    =========    =========    =========
                        TOTAL RETURN+                    1.36 %       1.29 %       8.08 %       7.68 %       4.61 %      10.28 %

                        RATIOS/SUPPLEMENTAL DATA

                        Ratios to Average Net
                          Assets++
                          Expenses                      (1.16)%      (1.12)%      (1.10)%      (1.04)%      (0.98)%      (0.98)%
                          Investment income--net         5.76 %       5.40 %       5.92 %       5.86 %       6.06 %       6.27 %
                        Portfolio Turnover Rate+         7.88 %      50.51 %     107.30 %      67.95 %      13.20 %      15.95 %
                        Net Assets at End of the
                          Year ($1,000's)             $55,481      $62,524      $59,718      $68,389      $74,754      $90,482

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                                             SHORT-TERM INVESTMENT FUND
                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/00       ENDED        ENDED        ENDED        ENDED        ENDED
                                                    (UNAUDITED)    9/30/99      9/30/98      9/30/97      9/30/96      9/30/95
                                                    -----------    -------      -------      -------      -------      -------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the year)
                        Net Asset Value, Beginning
                          of Year                      $23.28       $22.31       $21.23       $20.24       $19.31       $18.36
                                                    ---------    ---------    ---------    ---------    ---------    ---------
                        Income from Investment
                          Operations:

                        Investment income--net           0.58         1.05         1.06         0.97         0.94         0.93
                        Net realized and
                          unrealized gain (loss)
                          on investments                (0.08)       (0.08)        0.02         0.02        (0.01)        0.02
                                                    ---------    ---------    ---------    ---------    ---------    ---------
                        Total from Investment
                          Operations                     0.50         0.97         1.08         0.99         0.93         0.95
                                                    ---------    ---------    ---------    ---------    ---------    ---------
                        Net Asset Value, End of
                          the Year                     $23.78       $23.28       $22.31       $21.23       $20.24       $19.31
                                                    =========    =========    =========    =========    =========    =========
                        TOTAL RETURN+                    2.15 %       4.35 %       5.09 %       4.89 %       4.82 %       5.17 %

                        RATIOS/SUPPLEMENTAL DATA

                        Ratios to Average Net
                          Assets++
                          Expenses                      (0.80)%      (0.80)%      (0.80)%      (0.80)%      (0.80)%      (0.80)%
                          Investment income--net         4.97 %       4.63 %       4.89 %       4.67 %       4.76 %       4.94 %
                        Decrease in above expense
                          ratio due to fee waiver        0.54 %       0.46 %       0.50 %       0.45 %       0.39 %       0.34 %
                        Net Assets at End of the
                          Year ($1,000's)             $21,217      $27,286      $32,385      $27,021      $25,668      $27,360

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                 OFFICERS
                 ---------------------------------------------------------------
                 William Dannecker, President
                 James P. Coughlin, C.F.A., Executive Vice President and Chief Investment Officer
                 Stephen P. Pollak, Esq., Executive Vice President, Counsel and Secretary
                 Heidi Viceconte, First Vice President and Treasurer
                 John F. Meuser, Senior Vice President
                 Durando J. Saccente, Senior Vice President
                 Veronica A. Fisher, Vice President and Assistant Treasurer Chris R. Kaufman, Vice President
                 Stephen A. Hughes, First Vice President
                 Deborah A. Modzelewski, First Vice President
                 Kenneth Berkson, Second Vice President
                 G. Michael Morgenroth, Second Vice President
                 Barbara L. Schenk, Second Vice President

                 CONSULTANTS
                 ---------------------------------------------------------------
                 Actuarial--Retirement System Consultants Inc.
                 Administrative and Recordkeeping--Retirement System Consultants Inc.
                 Investments--Hewitt Investment Group (a Division of Hewitt Associates, LLC)

                 INVESTMENT MANAGERS
                 ---------------------------------------------------------------
                 Bank of Ireland Asset Management (U.S.) Limited
                 HLM Management Company, Inc.
                 Retirement System Investors Inc.

                 CUSTODIAN
                 ---------------------------------------------------------------
                 Chase Manhattan Bank*
                 Custodial Trust Company

                 DISTRIBUTOR
                 ---------------------------------------------------------------
                 Retirement System Distributors Inc.

                 TRANSFER AGENT
                 ---------------------------------------------------------------
                 Retirement System Consultants Inc.

                 INDEPENDENT AUDITORS
                 ---------------------------------------------------------------
                 PricewaterhouseCoopers LLP

                 COUNSEL
                 ---------------------------------------------------------------
                 Swidler Berlin Shereff Friedman, LLP

                 * Terminated as custodian, effective April 3, 2000

                 BOARD OF TRUSTEES
                 ---------------------------------------------------------------
                 Herbert G. Chorbajian
                   Vice Chairman
                   Charter One Financial, Inc.
                   Cleveland, OH

                 Candace Cox
                   Managing Director
                   Emerald Capital Advisors, LLC, NY, NY

                 James P. Cronin
                   President, Treasurer and Chief Executive Officer The Dime Savings Bank of Norwich, Norwich, CT

                 William Dannecker
                   President and Chief Executive Officer
                   Retirement System Group Inc., NY, NY

                 Ralph L. Hodgkins, Jr.
                   Retired Chief Executive Officer
                   Mid Maine Savings Bank, FSB, Auburn, ME

                 Maurice E. Kinkade
                   Director of Development
                   Maplebrook School, Amenia, NY

                 Willliam G. Lillis
                   Real Estate Consultant

                 Joseph L. Mancino*
                   President and Chief Executive Officer
                   The Roslyn Savings Bank, Jericho, NY

                 William A. McKenna, Jr.
                   Chairman, President and Chief Executive Officer Ridgewood Savings Bank, Ridgewood, NY

                 William L. Schrauth
                   President and Chief Executive Officer
                   The Savings Bank of Utica, Utica, NY

                 William E. Swan
                   President and Chief Executive Officer
                   First Niagara Bank, Lockport, NY

                 Raymond L. Willis
                   Private Investments

                 * Elected to Board April 28, 2000

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